UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments.

FINANCIAL SQUARE TREASURY SOLUTIONS FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 78.4%
United States Treasury Bills
$439,000,000	0.091%		12/10/15	$ 438,990,122
2,335,400,000	0.076		12/17/15	2,335,322,158
1,100,000,000	0.122		12/24/15	1,099,915,667
3,000,000	0.229		02/18/16	2,998,519
6,000,000	0.244		02/18/16	5,996,840
3,500,000	0.265		03/17/16	3,497,295
16,800,000	0.097		03/24/16	16,794,919
25,920,000	0.316		05/19/16	25,882,056
United States Treasury Bond
297,500,000	7.250		05/15/16	306,984,832
United States Treasury Floating Rate Notes
285,000,000	0.209	(a)(b)	04/30/16	285,047,122
57,000,000	0.210	(a)(b)	07/31/16	57,009,766
750,000,000	0.217	(a)	07/31/17	749,456,033
100,000,000	0.278	(a)	10/31/17	99,999,999
United States Treasury Notes
15,000,000	0.375		01/31/16	15,006,011
7,000,000	2.000	(b)	01/31/16	7,021,055
108,500,000	0.375		02/15/16	108,534,747
380,000,000	4.500	(b)	02/15/16	383,406,609
12,000,000	0.250		02/29/16	12,000,406
37,500,000	2.125		02/29/16	37,672,445
412,500,000	2.625		02/29/16	414,956,341
650,000,000	0.375		03/15/16	650,226,663
550,000,000	2.250		03/31/16	553,605,014
188,000,000	2.000		04/30/16	189,285,825
132,000,000	2.625		04/30/16	133,234,265
119,500,000	0.250		05/15/16	119,456,705
119,000,000	5.125		05/15/16	121,616,138
234,000,000	0.500		06/15/16	234,188,925
23,000,000	0.625		07/15/16	23,029,845
13,000,000	0.625		08/15/16	13,007,517
64,000,000	4.875		08/15/16	65,999,460
35,000,000	1.000		08/31/16	35,134,789
101,000,000	3.000		08/31/16	102,914,833
86,000,000	0.875		09/15/16	86,285,753
54,000,000	1.000		09/30/16	54,238,138

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 8,788,716,812

Repurchase Agreements(c) – 22.3%
Federal Reserve Bank of New York
$2,500,000,000	0.050%		12/01/15	$ 2,500,000,000
Maturity Value: $2,500,003,472
Collateralized by U.S. Treasury Notes, 1.000% to 2.875%, due 03/31/18 to 03/31/20. The aggregate market value of the collateral, including accrued interest, was $2,500,003,562.

TOTAL INVESTMENTS – 100.7%				$11,288,716,812

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%				(74,082,480)

NET ASSETS – 100.0%				$11,214,634,332

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2015.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 44.2%
Federal Farm Credit Bank
$7,000,000	0.140	%(a)	12/09/15	$ 7,000,000
300,000,000	0.167	(a)	02/16/16	299,996,711
50,000,000	0.130	(a)	03/28/16	49,995,073
100,000,000	0.203	(a)	03/29/16	99,996,640
25,000,000	0.212	(a)	03/31/16	25,002,327
100,000,000	0.242	(a)	04/04/16	99,997,403
48,500,000	0.260	(a)	04/11/16	48,513,297
100,000,000	0.167	(a)	04/15/16	99,994,515
20,000,000	0.160	(a)	05/06/16	19,998,257
50,000,000	0.280	(a)	06/09/16	50,023,769
35,000,000	0.200	(a)	07/15/16	34,997,725
50,000,000	0.170	(a)	07/29/16	50,000,000
40,000,000	0.250	(a)	07/29/16	40,016,063
275,000,000	0.344	(a)	08/09/16	275,010,803
34,457,000	0.280	(a)	09/19/16	34,482,133
200,000,000	0.371	(a)	09/23/16	200,038,819
200,000,000	0.234	(a)	11/04/16	200,060,364
150,000,000	0.347	(a)	04/27/17	149,997,347
200,000,000	0.416	(a)	05/15/17	199,994,705
490,000,000	0.273	(a)	05/23/17	490,000,000
275,000,000	0.262	(a)	06/26/17	274,993,755
Federal Home Loan Bank
450,000,000	0.230		12/18/15	449,997,294
350,000,000	0.230		12/30/15	349,996,371
300,000,000	0.254		01/20/16	299,895,833
175,000,000	0.160		01/27/16	174,990,732
45,616,000	0.295		02/19/16	45,586,603
127,750,000	0.220		02/29/16	127,742,210
169,200,000	0.260		03/07/16	169,193,644
79,000,000	0.340		03/08/16	78,997,174
157,000,000	0.330		03/09/16	156,990,101
304,000,000	0.336		03/09/16	303,724,120
137,300,000	0.340		03/09/16	137,306,676
590,000,000	0.226	(a)	03/11/16	589,979,306
57,730,000	0.336		03/11/16	57,676,552
10,820,000	1.000		03/11/16	10,838,908
500,000,000	0.147	(a)	03/24/16	500,000,000
90,000,000	0.330		04/01/16	89,989,175
250,000,000	0.220		04/07/16	249,979,043
500,000,000	0.130	(a)	04/08/16	500,000,000
555,000,000	0.340		04/08/16	554,909,382
7,760,000	5.375		04/12/16	7,902,719
500,000,000	0.220		04/15/16	499,936,892
750,000,000	0.240		04/15/16	749,889,840
139,000,000	0.260		04/20/16	138,998,579
144,000,000	0.270		04/22/16	143,997,267
67,000,000	0.250		04/27/16	66,987,843
81,000,000	0.250		04/29/16	80,985,122
300,000,000	0.280		04/29/16	299,968,883
225,000,000	0.290		05/03/16	224,986,470
19,000,000	0.250		05/06/16	18,994,699
250,000,000	0.300		05/10/16	249,995,282
75,000,000	0.250		05/11/16	74,980,143
200,000,000	0.241	(a)	05/13/16	199,985,990
90,610,000	5.375		05/18/16	92,718,527
250,000,000	0.172	(a)	05/24/16	250,000,000
60,600,000	0.375		06/29/16	60,589,114
250,000,000	0.187	(a)	01/30/17	249,955,804
50,000,000	0.199	(a)	02/03/17	49,990,718

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$125,000,000	0.209	%(a)	02/07/17	$ 124,976,457
50,000,000	0.221	(a)	02/13/17	49,986,828
40,000,000	0.227	(a)	02/14/17	39,992,311
250,000,000	0.249	(a)	05/02/17	249,964,488
Federal Home Loan Mortgage Corporation
200,000,000	0.252	(a)	11/14/16	199,970,452
300,000,000	0.212	(a)	04/20/17	299,936,369
755,000,000	0.328	(a)	04/26/17	754,893,978
Federal National Mortgage Association
350,000,000	0.234		01/14/16	349,901,611
1,050,000,000	0.244		01/25/16	1,049,615,000
250,000,000	0.254		02/01/16	249,892,361
837,500,000	0.207	(a)	10/21/16	837,449,708

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$15,265,346,285

U.S. Treasury Obligations – 3.1%
United States Treasury Floating Rate Notes
$341,000,000	0.185	%(a)	01/31/16	$ 341,025,984
474,250,000	0.209	(a)(b)	04/30/16	474,364,699
24,000,000	0.210	(a)(b)	07/31/16	24,006,879
United States Treasury Notes
144,950,000	1.000		08/31/16	145,508,220
80,000,000	3.000		08/31/16	81,500,283

TOTAL U.S. TREASURY OBLIGATIONS				$ 1,066,406,065

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$16,331,752,350

Repurchase Agreements (c) – 51.8%
Bank of Montreal
$250,000,000	0.220	%(a)(d)	12/07/15	$ 250,000,000
Maturity Value: $250,103,889
Settlement Date: 11/12/15

Collateralized by Federal National Mortgage Association, 3.500% to 4.000%, due 12/01/41 to 08/01/45, U.S. Treasury Bond, 3.875%, due 08/15/40 and U.S. Treasury Notes, 0.875% to 4.250%, due 09/15/16 to 06/30/22. The aggregate market value of the collateral, including accrued interest, was $255,247,365.

Bank of Nova Scotia (The)
250,000,000	0.280	(a)(d)	12/07/15	250,000,000
Maturity Value: $250,698,058
Settlement Date: 02/17/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 04/18/17 to 08/01/45, Federal National Mortgage Association, 2.625% to 6.000%, due 02/13/17 to 12/01/45 and Government National Mortgage Association, 4.000% to 5.000%, due 08/20/40 to 10/20/45. The aggregate market value of the collateral, including accrued interest, was $257,988,836.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements (c) – (continued)
Bank of Nova Scotia (The) – (continued)
$500,000,000	0.280	%(a)(d)	12/07/15	$ 500,000,000
Maturity Value: $501,411,671
Settlement Date: 02/03/15

Collateralized by Federal National Mortgage Association, 4.000%, due 02/01/42 to 06/01/42, Government National Mortgage Association, 4.000%, due 06/20/44 to 09/20/44, U.S. Treasury Inflation-Indexed Note, 2.375%, due 01/15/17 and U.S. Treasury Notes, 0.625% to 2.000%, due 08/31/17 to 11/30/22. The aggregate market value of the collateral, including accrued interest, was $514,324,000.

850,000,000	0.320	(a)(d)	12/07/15	850,000,000
Maturity Value: $852,757,781
Settlement Date: 01/07/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 02/01/26 to 11/01/45, Federal National Mortgage Association, 1.125% to 6.500%, due 03/20/18 to 12/01/45 and Government National Mortgage Association, 4.000% to 5.000%, due 07/15/40 to 11/20/45. The aggregate market value of the collateral, including accrued interest, was $877,963,471.

250,000,000	0.380	(a)(d)	12/07/15	250,000,000
Maturity Value: $250,720,420
Settlement Date: 10/07/15

Collateralized by Federal Home Loan Mortgage Corp., 3.500% to 4.000%, due 04/01/42 to 10/01/42, Federal National Mortgage Association, 2.500% to 4.500%, due 06/01/26 to 10/01/45, Government National Mortgage Association, 4.000% to 5.000%, due 06/20/38 to 11/20/45 and U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32. The aggregate market value of the collateral, including accrued interest, was $257,649,315.

250,000,000	0.470	(a)(d)	12/07/15	250,000,000
Maturity Value: $251,214,171
Settlement Date: 10/07/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 09/01/26 to 08/01/45, Federal National Mortgage Association, 2.500% to 5.000%, due 12/01/23 to 12/01/45, Government National Mortgage Association, 4.000% to 5.000%, due 01/20/45 to 06/20/45 and U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32. The aggregate market value of the collateral, including accrued interest, was $257,683,675.

BNP Paribas Securities Corp.
350,000,000	0.120		12/01/15	350,000,000
Maturity Value: $350,001,167

Collateralized by U.S. Treasury Bonds, 3.000% to 7.500%, due 11/15/16 to 05/15/45, U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/41, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 04/15/18 to 07/15/19 and U.S. Treasury Notes, 0.375% to 3.125%, due 08/31/16 to 11/30/20. The aggregate market value of the collateral, including accrued interest, was $357,000,005.

54,100,000	0.140		12/01/15	54,100,000
Maturity Value: $54,100,210

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.500%, due 01/01/19 to 04/01/45, Federal National Mortgage Association, 3.500% to 6.000%, due 11/01/21 to 11/01/45 and Government National Mortgage Association, 3.500% to 6.500%, due 09/15/24 to 07/20/45. The aggregate market value of the collateral, including accrued interest, was $55,181,997.

500,000,000	0.160	(a)(d)	12/01/15	500,000,000
Maturity Value: $502,864,416
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 6.000%, due 08/01/18 to 09/01/45, Federal National Mortgage Association, 2.000% to 6.000%, due 01/01/26 to 12/01/45 and Government National Mortgage Association, 3.000% to 6.500%, due 11/15/25 to 01/15/45. The aggregate market value of the collateral, including accrued interest, was $509,999,993.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements (c) – (continued)
BNP Paribas Securities Corp. – (continued)
$550,000,000	0.160	%(a)(d)	12/01/15	$ 550,000,000
Maturity Value: $553,167,968
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 6.500%, due 04/01/16 to 08/01/44, Federal National Mortgage Association, 2.500% to 6.000%, due 06/01/21 to 11/01/45, Government National Mortgage Association, 3.000% to 6.500%, due 04/15/26 to 05/15/45 and U.S. Treasury Note, 1.500%, due 02/28/19. The aggregate market value of the collateral, including accrued interest, was $560,999,998.

1,500,000,000	0.190	(a)(d)	12/07/15	1,500,000,000
Maturity Value: $1,501,203,338
Settlement Date: 07/16/15

Collateralized by Federal Farm Credit Bank, 0.190% to 5.125%, due 12/15/15 to 08/19/25, Federal Home Loan Bank, 0.000% to 5.625%, due 12/14/15 to 07/01/33, Federal Home Loan Mortgage Corp., 0.000% to 8.000%, due 08/01/18 to 11/01/45, Federal National Mortgage Association, 0.875% to 6.500%, due 02/08/18 to 12/01/45, Government National Mortgage Association, 2.500% to 10.000%, due 07/15/17 to 11/20/45, Tennessee Valley Authority, 5.500%, due 07/18/17, U.S. Treasury Inflation-Indexed Note, 0.125%, due 01/15/23, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/21 to 11/15/42 and U.S. Treasury Notes, 0.625% to 3.000%, due 08/31/16 to 04/30/21. The aggregate market value of the collateral, including accrued interest, was $1,530,000,000.

500,000,000	0.250	(a)(d)	12/07/15	500,000,000
Maturity Value: $501,267,353
Settlement Date: 03/02/15

Collateralized by Federal Farm Credit Bank, 5.125%, due 08/25/16, Federal Home Loan Bank, 3.300%, due 09/07/32, Federal Home Loan Mortgage Corp., 1.200% to 7.000%, due 06/12/18 to 09/01/45, Federal National Mortgage Association, 2.500% to 6.625%, due 07/01/21 to 08/01/48, Government National Mortgage Association, 3.000% to 6.500%, due 09/15/24 to 09/20/45, Tennessee Valley Authority, 2.875%, due 09/15/24 and U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/39. The aggregate market value of the collateral, including accrued interest, was $510,000,003.

Citigroup Global Markets Inc.
19,100,000	0.140		12/01/15	19,100,000
Maturity Value: $19,100,074
Collateralized by U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/28. The market value of the collateral, including accrued interest, was $19,482,000.

Federal Reserve Bank of New York
2,750,000,000	0.050		12/01/15	2,750,000,000
Maturity Value: $2,750,003,819
Collateralized by U.S. Treasury Notes, 1.125% to 2.625%, due 03/31/20 to 11/15/20. The aggregate market value of the collateral, including accrued interest, was $2,750,003,846.

ING Financial Markets LLC
200,000,000	0.130		12/01/15	200,000,000
Maturity Value: $200,000,722
Collateralized by Federal National Mortgage Association, 2.500% to 4.000%, due 04/01/27 to 09/01/44. The aggregate market value of the collateral, including accrued interest, was $204,000,351.
250,000,000	0.130		12/07/15	250,000,000
Maturity Value: $250,006,319
250,000,000	0.130		12/07/15	250,000,000
Maturity Value: $250,006,319

Shared collateral consisting of Federal National Mortgage Association, 2.500% to 5.000%, due 11/01/25 to 07/01/45. The aggregate market value of the collateral, including accrued interest, was $510,004,178.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements (c) – (continued)
ING Financial Markets LLC – (continued)
$250,000,000	0.270	%(a)(d)	12/07/15	$ 250,000,000
Maturity Value: $250,673,125
Settlement Date: 02/25/15
Collateralized by Federal National Mortgage Association, 3.000% to 6.500%, due 03/01/24 to 02/01/45. The aggregate market value of the collateral, including accrued interest, was $255,001,421.
100,000,000	0.165	(a)(e)	01/08/16	100,000,000
Maturity Value: $100,095,044
Settlement Date: 07/09/15
Collateralized by Federal National Mortgage Association, 3.000% to 3.500%, due 02/01/29 to 05/01/43. The aggregate market value of the collateral, including accrued interest, was $102,001,120.
500,000,000	0.167	(a)(e)	01/08/16	500,000,000
Maturity Value: $500,558,144
Settlement Date: 05/26/15

Collateralized by Federal Home Loan Mortgage Corp., 7.000%, due 03/17/31 and Federal National Mortgage Association, 2.500% to 6.500%, due 12/01/25 to 11/01/45. The aggregate market value of the collateral, including accrued interest, was $510,001,757.

100,000,000	0.195	(a)(e)	01/26/16	100,000,000
Maturity Value: $100,059,584
Settlement Date: 10/08/15
Collateralized by Federal National Mortgage Association, 3.500% to 6.000%, due 08/01/33 to 04/01/45. The aggregate market value of the collateral, including accrued interest, was $102,003,100.

Joint Repurchase Agreement Account I
1,500,000,000	0.117		12/01/15	1,500,000,000
Maturity Value: $1,500,004,880

Joint Repurchase Agreement Account III
2,200,000,000	0.137		12/01/15	2,200,000,000
Maturity Value: $2,200,008,370

JPMorgan Securities LLC
500,000,000	0.170		01/11/16	500,000,000
Maturity Value: $500,212,500
Settlement Date: 10/13/15
Collateralized by Federal National Mortgage Association, 2.000% to 9.000%, due 01/01/16 to 12/01/45. The aggregate market value of the collateral, including accrued interest, was $510,001,618.

Merrill Lynch, Pierce, Fenner & Smith, Inc.
30,900,000	0.120		12/01/15	30,900,000
Maturity Value: $30,900,103
Collateralized by U.S. Treasury Note, 1.000%, due 11/30/19. The market value of the collateral, including accrued interest, was $31,518,072.
139,700,000	0.120		12/01/15	139,700,000
Maturity Value: $139,700,466

Collateralized by Federal Farm Credit Bank, 2.870% to 2.940%, due 02/27/24 to 11/25/24, Federal Home Loan Bank, 0.300% to 2.000%, due 04/14/16 to 09/09/16, Federal Home Loan Mortgage Corp., 0.875 to 1.375%, due 10/14/16 to 05/01/20, Federal National Mortgage Association, 2.200%, due 10/25/22 and Tennessee Valley Authority, 3.875%, due 02/15/21. The aggregate market value of the collateral, including accrued interest, was $142,494,465.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements (c) – (continued)
RBC Capital Markets LLC
$200,000,000	0.180	%(a)(d)	12/07/15	$ 200,000,000
Maturity Value: $200,328,000
Settlement Date: 03/27/15

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 06/01/36 to 11/01/45, Federal National Mortgage Association, 3.000% to 3.500%, due 10/01/28 to 11/01/45 and Government National Mortgage Association, 3.500% to 5.000%, due 08/20/39 to 11/20/45. The aggregate market value of the collateral, including accrued interest, was $204,000,001.

1,000,000,000	0.190	(a)(d)	12/07/15	1,000,000,000
Maturity Value: $1,001,551,673
Settlement Date: 05/05/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 8.000%, due 02/01/16 to 12/01/45, Federal Home Loan Mortgage Corp. Stripped Security, 0.000%, due 09/15/28, Federal National Mortgage Association, 2.000% to 7.000%, due 01/01/16 to 12/01/45 and Government National Mortgage Association, 2.500% to 7.500%, due 07/20/26 to 11/20/45. The aggregate market value of the collateral, including accrued interest, was $1,020,000,009.

350,000,000	0.320	(a)(d)	12/07/15	350,000,000
Maturity Value: $350,560,001
Settlement Date: 08/14/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 11/01/30 to 11/01/45, Federal National Mortgage Association, 3.000% to 5.000%, due 09/01/26 to 12/01/45 and Government National Mortgage Association, 2.500% to 4.500%, due 10/20/43 to 10/20/45. The aggregate market value of the collateral, including accrued interest, was $356,999,999.

250,000,000	0.330	(a)(d)	12/07/15	250,000,000
Maturity Value: $250,412,502
Settlement Date: 09/09/15

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 08/01/41 to 09/01/44, Federal National Mortgage Association, 3.000% to 5.000%, due 09/01/26 to 12/01/45 and Government National Mortgage Association, 3.500% to 4.500%, due 03/20/41 to 11/20/45. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

250,000,000	0.340	(a)(d)	12/07/15	250,000,000
Maturity Value: $250,424,998
Settlement Date: 09/17/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 04/01/28 to 07/01/45, Federal National Mortgage Association, 3.000% to 5.000%, due 04/01/26 to 12/01/45 and Government National Mortgage Association, 3.500% to 4.500%, due 03/20/41 to 10/20/45. The aggregate market value of the collateral, including accrued interest, was $255,000,000.

TD Securities (USA) LLC
100,000,000	0.100		12/02/15	100,000,000
Maturity Value: $100,001,944
Settlement Date: 11/25/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 11/01/30, U.S. Treasury Bill, 0.000%, due 03/31/16 and U.S. Treasury Notes, 1.000% to 2.000%, due 09/30/19 to 11/30/22. The aggregate market value of the collateral, including accrued interest, was $102,390,891.

Wells Fargo Bank N.A.
350,000,000	0.140		12/01/15	350,000,000
Maturity Value: $350,001,361
Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 07/01/45. The market value of the collateral, including accrued interest, was $360,500,001.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements (c) – (continued)
Wells Fargo Bank N.A. – (continued)
$200,000,000	0.160	%(e)	01/27/16	$ 200,000,000
Maturity Value: $200,081,778
Settlement Date: 10/27/15
Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 06/01/45 to 07/01/45. The aggregate market value of the collateral, including accrued interest, was $206,000,001.

Wells Fargo Securities LLC
250,000,000	0.140		12/01/15	250,000,000
Maturity Value: $250,000,972

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 3.500%, due 10/01/30 to 05/01/35 and Federal National Mortgage Association, 2.500% to 4.000%, due 04/01/26 to 11/01/45. The aggregate market value of the collateral, including accrued interest, was $257,499,999.

325,000,000	0.170	(e)	01/13/16	325,000,000
Maturity Value: $325,141,194
Settlement Date: 10/13/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 01/01/23 to 12/01/45 and Federal National Mortgage Association, 3.000% to 3.500%, due 12/01/28 to 12/01/45. The aggregate market value of the collateral, including accrued interest, was $334,750,000.

TOTAL REPURCHASE AGREEMENTS				$17,868,800,000

TOTAL INVESTMENTS – 99.1%				$34,200,552,350

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%				298,442,529

NET ASSETS – 100.0%				$34,498,994,879

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2015.

(b)	All or a portion represents a forward commitment.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2015. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2015, these securities amounted to $1,225,000,000 or approximately 3.6% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 11.3%
Albion Capital LLC
$90,836,000	0.376%	01/20/16	$ 90,789,320
62,231,000	0.407	01/25/16	62,192,970
Atlantic Asset Securitization LLC
66,500,000	0.122	12/01/15	66,500,000
103,369,000	0.200	12/17/15	103,359,812
100,000,000	0.203	12/18/15	99,990,555
Bedford Row Funding Corp.
100,000,000	0.519	02/19/16	99,886,667
Chariot Funding LLC
150,000,000	0.509	01/19/16	149,897,917
35,000,000	0.407	01/22/16	34,979,778
50,000,000	0.509	02/11/16	49,950,000
50,000,000	0.509	02/22/16	49,942,361
50,000,000	0.509	02/23/16	49,941,667
100,000,000	0.509	02/24/16	99,881,944
Charta LLC
50,000,000	0.460	03/29/16	49,925,625
Electricite de France
197,000,000	0.766	01/15/16	196,815,313
Erste Abwicklungsanstalt
100,000,000	0.330	01/14/16	99,960,889
200,000,000	0.380	03/03/16	199,808,833
Gotham Funding Corp.
75,000,000	0.120	12/01/15	75,000,000
234,760,000	0.305	01/06/16	234,689,572
JPMorgan Securities LLC
200,000,000	0.531	03/23/16	199,673,556
Jupiter Securitization Co. LLC
50,000,000	0.509	02/22/16	49,942,361
50,000,000	0.509	02/23/16	49,941,667
100,000,000	0.509	02/24/16	99,881,944
Kells Funding LLC
125,000,000	0.330	03/07/16	124,892,222
Liberty Street Funding LLC
100,000,000	0.427	12/14/15	99,984,833
250,000,000	0.470	04/25/16	249,533,611
LMA Americas LLC
67,000,000	0.200	12/16/15	66,994,417
145,000,000	0.200	12/17/15	144,987,111
Matchpoint Finance PLC
50,000,000	0.120	12/01/15	50,000,000
75,000,000	0.390	12/15/15	74,988,917
Nederlandse Waterschapsbank NV
250,000,000	0.383	03/21/16	250,000,000
Nieuw Amsterdam Receivables Corp.
100,000,000	0.410	01/04/16	99,962,222
75,000,000	0.300	01/13/16	74,973,125
50,000,000	0.410	01/14/16	49,975,556
Old Line Funding LLC
125,363,000	0.509	02/22/16	125,218,484
Standard Chartered Bank
500,000,000	0.519	02/16/16	499,454,583
Victory Receivables Corp.
85,280,000	0.203	12/08/15	85,276,684
9,479,000	0.200	12/14/15	9,478,315
88,263,000	0.230	12/23/15	88,250,594
75,000,000	0.300	01/11/16	74,974,375
100,000,000	0.300	01/13/16	99,964,167
51,382,000	0.305	01/15/16	51,362,732
150,000,000	0.300	01/19/16	149,938,750
Westpac Banking Corp.
100,000,000	0.320	12/08/15	99,993,875

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 4,783,157,324

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Certificates of Deposit-Eurodollar – 2.7%
Credit Industriel et Commercial, New York
$200,000,000	0.410%		12/02/15	$ 200,000,083
450,000,000	0.410		01/04/16	450,006,368
Mitsubishi UFJ Trust & Banking Corp.
250,000,000	0.410		02/12/16	250,002,531
Mizuho Bank, Ltd.
250,000,000	0.370		01/25/16	249,862,629

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR				$ 1,149,871,611

Certificates of Deposit-Yankeedollar – 15.9%
Bank of Montreal
$300,000,000	0.130%		12/01/15	$ 300,000,000
Bank of Nova Scotia (The)
450,000,000	0.480		04/06/16	450,000,000
DZ Bank AG
150,000,000	0.350		03/07/16	150,000,000
Mitsubishi UFJ Trust & Banking Corp.
250,000,000	0.400		02/18/16	250,000,000
200,000,000	0.400		02/23/16	200,000,000
300,000,000	0.400		02/26/16	300,000,000
Mizuho Bank, Ltd.
125,000,000	0.370		01/14/16	125,000,000
250,000,000	0.300		01/29/16	250,000,000
300,000,000	0.350		02/16/16	300,000,000
National Bank of Kuwait
100,000,000	0.390		12/08/15	100,000,000
200,000,000	0.420		01/12/16	200,000,000
50,000,000	0.420		01/25/16	50,000,000
200,000,000	0.430		02/04/16	200,000,000
100,000,000	0.420		02/16/16	100,000,000
160,000,000	0.430		02/22/16	160,000,000
Norinchukin Bank (The)
990,000,000	0.340		12/16/15	990,000,000
200,000,000	0.350		02/16/16	200,000,000
Standard Chartered Bank
250,000,000	0.450		12/10/15	250,000,000
250,000,000	0.450		12/23/15	250,000,000
Sumitomo Mitsui Banking Corp.
400,000,000	0.500		03/18/16	400,000,000
250,000,000	0.500		03/21/16	250,000,000
Sumitomo Mitsui Trust Bank Ltd.
650,000,000	0.380		02/11/16	650,000,000
400,000,000	0.390		02/22/16	400,000,000
Toronto-Dominion Bank (The)
250,000,000	0.550		04/15/16	250,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR				$ 6,775,000,000

Fixed Rate Municipal Debt Obligations – 0.6%
Australia & New Zealand Banking Group Ltd.
$171,150,000	3.250	%(a)	03/01/16	$ 172,292,004
GE Capital International Funding Co.
90,039,000	0.964	(a)(b)	04/15/16	90,172,098

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS				$ 262,464,102

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Time Deposits – 19.2%
Australia & New Zealand Banking Group Ltd.
$500,000,000	0.120%	12/01/15	$ 500,000,000
Credit Agricole Corporate and Investment Bank
1,708,200,000	0.070	12/01/15	1,708,200,000
Credit Industriel et Commercial, New York
350,000,000	0.080	12/01/15	350,000,000
National Bank of Kuwait
550,000,000	0.100	12/01/15	550,000,000
Natixis
1,600,000,000	0.060	12/01/15	1,600,000,000
Skandinaviska Enskilda Banken AB
1,500,000,000	0.110	12/01/15	1,500,000,000
Svenska Handelsbanken AB
450,000,000	0.100	12/01/15	450,000,000
Swedbank AB
1,500,000,000	0.100	12/01/15	1,500,000,000

TOTAL TIME DEPOSITS			$ 8,158,200,000

U.S. Government Agency Obligations – 1.7%
Federal Home Loan Bank
$300,000,000	0.300%	03/07/16	$ 299,989,725
74,000,000	0.340	03/08/16	73,997,353
148,000,000	0.330	03/09/16	147,990,668
89,000,000	0.340	03/09/16	88,996,792
Overseas Private Investment Corp. (USA)
92,100,000	0.190 (c)	12/07/15	92,100,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 703,074,538

U.S. Treasury Obligations – 0.8%
United States Treasury Notes
$309,000,000	1.500%	06/30/16	$ 310,869,139
38,500,000	3.250	06/30/16	39,123,335

TOTAL U.S. TREASURY OBLIGATIONS			$ 349,992,474

Variable Rate Municipal Debt Obligations(c) – 0.4%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(a)
$19,375,000	0.170%	12/01/15	$ 19,375,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(a)
13,950,000	0.170	12/01/15	13,950,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.170	12/01/15	29,110,000
California State University VRDN RB Floater Trust Series 2008-K37W Reg D (AGM) (Citibank N.A., LIQ)
15,000,000	0.160	12/07/15	15,000,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 RMKT (Sumitomo Mitsui Banking, SPA)
60,000,000	0.240	12/07/15	60,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(c) – (continued)
Montgomery County, Tennessee Industrial Development Board VRDN RB for Hankook Tire Manufacturing LP Project Series 2015 A (Kookmin Bank, LOC)
$40,000,000	0.406%		12/07/15	$ 40,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 177,435,000

Variable Rate Obligations(c) – 29.2%
Australia & New Zealand Banking Group Ltd.
$175,000,000	0.392	%(a)	02/26/16	$ 175,000,000
260,000,000	0.485	(a)	05/16/16	260,000,000
Banco Del Estado De Chile
65,000,000	0.350		12/18/15	65,000,000
100,000,000	0.383		12/30/15	100,000,000
75,000,000	0.423		01/29/16	75,000,000
Bank Nederlandse Gemeenten NV
125,000,000	0.292	(a)	02/10/16	125,000,000
300,000,000	0.375	(a)	05/09/16	300,000,000
250,000,000	0.377	(a)	05/16/16	250,000,000
Bank of Montreal
500,000,000	0.366		04/11/16	500,000,000
250,000,000	0.373		05/17/16	250,000,000
Bank of Nova Scotia (The)
350,000,000	0.548		05/23/16	350,000,000
150,000,000	0.403		06/06/16	150,000,000
BNZ International Funding Ltd.
100,000,000	0.352	(a)	03/24/16	100,000,000
Collateralized Commercial Paper Co. LLC
500,000,000	0.389		12/03/15	500,000,000
Commonwealth Bank of Australia
200,000,000	0.362	(a)	03/10/16	200,000,000
115,500,000	0.322	(a)	03/24/16	115,498,317
250,000,000	0.376	(a)	06/10/16	250,000,000
75,000,000	0.376	(a)	06/14/16	75,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA-NY
750,000,000	0.400		04/18/16	750,000,000
Dexia Credit Local SA/New York
500,000,000	0.379		04/18/16	500,000,000
100,000,000	0.371		05/10/16	100,000,000
100,000,000	0.453		05/19/16	99,990,396
DNB Bank ASA/New York
550,000,000	0.357		04/15/16	550,000,000
Erste Abwicklungsanstalt
200,000,000	0.350	(a)	03/01/16	199,994,940
HSBC Bank PLC
250,000,000	0.437	(a)	06/17/16	250,000,000
JPMorgan Chase Bank N.A.
222,000,000	0.492		04/07/16	222,000,000
Kells Funding LLC
250,000,000	0.363	(a)	02/22/16	249,994,271
LMA Americas LLC
100,000,000	0.285	(a)	01/04/16	100,000,000
National Australia Bank Ltd.
600,000,000	0.369	(a)	02/26/16	600,000,000
Nordea Bank Finland PLC
500,000,000	0.386		02/26/16	500,000,000
Oversea-Chinese Banking Corp., Ltd.
200,000,000	0.451		05/25/16	200,000,000
Royal Bank of Canada
187,096,000	0.702		03/08/16	187,272,127
300,000,000	0.446		03/31/16	300,000,000
400,000,000	0.370		06/06/16	400,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(c) – (continued)
State Street Bank & Trust Co.
$350,000,000	0.397%		03/14/16	$ 350,000,000
175,000,000	0.360		04/04/16	175,000,000
Sumitomo Mitsui Banking Corp.
300,000,000	0.363		03/02/16	300,000,000
Svenska Handelsbanken AB
500,000,000	0.381		01/27/16	500,000,000
195,000,000	0.584	(a)	05/04/16	195,000,000
Toronto-Dominion Bank (The)
450,000,000	0.343		12/11/15	450,000,000
Wells Fargo Bank N.A.
150,000,000	0.515		05/19/16	150,000,000
400,000,000	0.442		06/10/16	400,000,000
Westpac Banking Corp.
150,000,000	0.347	(a)	01/20/16	149,995,242
240,000,000	0.393	(a)	02/29/16	240,030,514
200,000,000	0.373	(a)	05/19/16	200,000,000
246,000,000	0.584	(a)	05/31/16	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$12,405,775,807

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$34,764,970,856

Repurchase Agreements(d) – 18.2%
BNP Paribas Securities Corp.
$185,000,000	0.310%		12/01/15	$ 185,000,000
Maturity Value: $185,001,593

Collateralized by various corporate security issuers, 3.250% to 10.500%, due 10/01/17 to perpetual maturity, various mortgage-backed obligations, 1.421% to 5.221%, due 01/25/24 to 07/25/25 and various sovereign debt security issuers, 4.875% to 8.875%, due 01/15/19 to 02/04/25. The aggregate market value of the collateral, including accrued interest, was $211,293,278.

190,000,000	0.480	(c)	12/07/15	190,000,000
Maturity Value: $190,635,865
Settlement Date: 04/08/15

Collateralized by an asset-backed obligation, 1.697%, due 01/25/36 and various mortgage-backed obligations, 2.821% to 4.621%, due 01/25/24 to 07/25/24. The aggregate market value of the collateral, including accrued interest, was $237,500,000.

500,000,000	0.829	(c)(e)	02/16/16	500,000,000
Maturity Value: $506,770,996
Settlement Date: 07/08/14

Collateralized by various asset-backed obligations, 0.000% to 7.671%, due 12/20/20 to 06/25/46, various corporate security issuers, 2.750% to 11.000%, due 10/15/17 to perpetual maturity and various mortgage-backed obligations, 3.521% to 5.696%, due 01/25/24 to 06/25/43. The aggregate market value of the collateral, including accrued interest, was $605,579,542.

Citibank, N.A.
500,000,000	0.090		12/02/15	500,000,000
Maturity Value: $500,008,750
Settlement Date: 11/25/15

Collateralized by an asset-backed obligation, 0.446%, due 12/30/24, Federal Home Loan Mortgage Corp., 1.093% to 7.000%, due 11/25/20 to 11/15/42, Federal National Mortgage Association, 2.532% to 6.500%, due 09/25/24 to 11/01/42, Government National Mortgage Association, 0.547% to 6.500%, due 04/20/31 to 07/16/43, U.S. Treasury Bond, 5.250%, due 02/15/29, U.S. Treasury Inflation-Indexed Notes 0.125% to 2.625%, due 01/15/16 to 07/15/24 and U.S. Treasury Notes, 0.625% to 3.625%, due 07/31/16 to 08/15/22. The aggregate market value of the collateral, including accrued interest, was $510,886,332.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Credit Suisse Securities (USA) LLC
$650,000,000	0.310%		12/07/15	$ 650,000,000
Maturity Value: $650,039,181

Collateralized by various asset-backed obligations, 0.000% to 9.565%, due 09/15/17 to 10/25/58 and various mortgage-backed obligations, 0.000% to 53.742%, due 03/01/20 to 02/12/49. The aggregate market value of the collateral, including accrued interest, was $780,000,254.

400,000,000	0.916	(c)(e)	03/04/16	400,000,000
Maturity Value: $402,606,080
Settlement Date: 06/29/15
Collateralized by various asset-backed obligations, 0.000% to 7.721%, due 10/25/19 to 07/26/55. The aggregate market value of the collateral, including accrued interest, was $480,001,195.

HSBC Bank PLC
750,000,000	0.210		12/01/15	750,000,000
Maturity Value: $750,004,375
Collateralized by various equity securities and Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $810,016,878.

ING Financial Markets LLC
80,000,000	0.160		12/01/15	80,000,000
Maturity Value: $80,000,356
Collateralized by various corporate security issuers, 0.724% to 7.000%, due 11/15/16 to 11/29/49. The aggregate market value of the collateral, including accrued interest, was $84,073,377.

Joint Repurchase Agreement Account I
480,700,000	0.117		12/01/15	480,700,000
Maturity Value: $480,701,564

Joint Repurchase Agreement Account III
1,000,000,000	0.137		12/01/15	1,000,000,000
Maturity Value: $1,000,003,804

Merrill Lynch, Pierce, Fenner and Smith, Inc.
100,000,000	0.200		12/01/15	100,000,000
Maturity Value: $100,000,556

Collateralized by various corporate security issuers, 0.500% to 6.500%, due 03/01/18 to perpetual maturity, and an Exchange-Traded Fund. The aggregate market value of the collateral, including accrued interest, was $109,930,036.

150,000,000	0.200		12/01/15	150,000,000
Maturity Value: $150,000,833

Collateralized by various auction rate preferred securities, 6.750% to 7.375%, due 04/01/33 to perpetual maturity, various corporate security issuers, 0.500% to 1.250%, due 10/15/20 to 08/01/32, various equity securities and Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $162,031,377.

300,000,000	0.200		12/01/15	300,000,000
Maturity Value: $300,001,667

Collateralized by various auction rate preferred securities, 6.750% to 8.250%, due 04/01/33 to perpetual maturity, various corporate security issuers, 1.500% to 8.000%, due 08/15/17 to 06/01/34, various equity securities and Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $324,238,481.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Merrill Lynch, Pierce, Fenner and Smith, Inc. – (continued)
$400,000,000	0.200%		12/01/15	$ 400,000,000
Maturity Value: $400,002,222

Collateralized by various auction rate preferred securities, 3.500% to 10.000%, due 02/01/16 to perpetual maturity, various corporate security issuers, 1.500% to 10.000%, due 05/01/16 to perpetual maturity, various equity securities and Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $432,147,231.

100,000,000	0.450		12/01/15	100,000,000
Maturity Value: $100,001,250
Collateralized by a mortgage-backed obligation, 5.921%, due 04/25/28. The market value of the collateral, including accrued interest, was
$125,000,000.
103,000,000	0.460		12/01/15	103,000,000
Maturity Value: $103,001,316
Collateralized by various auction rate preferred securities, 0.000% to 1.406%, perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $111,260,782.

RBC Capital Markets LLC
300,000,000	0.850	(e)	02/11/16	300,000,000
Maturity Value: $300,637,500
Settlement Date: 11/13/15

Collateralized by various corporate security issuers, 4.800% to 8.375%, due 01/15/19 to 10/01/20, Federal Home Loan Mortgage Corp., 4.500%, due 05/01/42, Federal Home Loan Mortgage Corp. Stripped Component, 1.980%, due 02/15/38 and Government National Mortgage Association, 1.750% to 6.500%, due 11/15/34 to 09/20/64. The aggregate market value of the collateral, including accrued interest, was $306,008,457.

Societe Generale
260,000,000	0.210		12/01/15	260,000,000
Maturity Value: $260,001,517

Collateralized by various corporate security issuers, 1.039% to 8.750%, due 01/15/16 to perpetual maturity and various sovereign debt security issuers, 4.875% to 11.875%, due 06/16/16 to 04/16/43. The aggregate market value of the collateral, including accrued interest, was

$273,091,019.
300,000,000	0.300		12/01/15	300,000,000
Maturity Value: $300,002,500

Collateralized by various corporate security issuers, 0.769% to 12.250%, due 12/20/15 to perpetual maturity and various sovereign debt security issuers, 4.875% to 8.875%, due 06/16/16 to 01/14/41. The aggregate market value of the collateral, including accrued interest, was $323,560,442.

Wells Fargo Securities LLC
250,000,000	0.140		12/01/15	250,000,000
Maturity Value: $250,000,972

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.000%, due 08/01/30 to 10/01/45 and Federal National Mortgage Association, 2.500% to 5.000%, due 03/01/24 to 12/01/45. The aggregate market value of the collateral, including accrued interest, was $257,500,000.

100,000,000	0.250		12/01/15	100,000,000
Maturity Value: $100,004,861
Settlement Date: 11/24/15
Collateralized by various mortgage-backed obligations, 1.342% to 5.889%, due 04/16/18 to 05/28/52. The aggregate market value of the collateral, including accrued interest, was $105,000,001.
200,000,000	0.250		12/04/15	200,000,000
Maturity Value: $200,009,722
Settlement Date: 11/27/15
Collateralized by various corporate security issuers, 0.450% to 9.950%, due 01/11/16 to 05/15/97. The aggregate market value of the collateral, including accrued interest, was $210,000,458.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(d) – (continued)
Wells Fargo Securities LLC – (continued)
$300,000,000	0.750	%(e)	01/04/16	$ 300,000,000
Maturity Value: $300,687,500
Settlement Date: 09/16/15

Collateralized by various asset-backed obligations, 0.000% to 9.000%, due 07/08/16 to 05/20/39 and various corporate security issuers, 0.000% to 12.125%, due 12/01/15 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $321,191,581.

150,000,000	0.650	(e)	01/07/16	150,000,000
Maturity Value: $150,243,750
Settlement Date: 10/09/15

Collateralized by various asset-backed obligations, 0.447% to 6.000%, due 02/24/17 to 04/15/43, various corporate security issuers, 0.000%, due 02/02/16 to 03/04/20 and various mortgage-backed obligations, 0.000% to 6.000%, due 09/01/21 to 12/25/52. The aggregate market value of the collateral, including accrued interest, was $163,687,479.

TOTAL REPURCHASE AGREEMENTS				$ 7,748,700,000

TOTAL INVESTMENTS – 100.0%				$42,513,670,856

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%				(12,971,924)

NET ASSETS – 100.0%				$42,500,698,932

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2015, these securities amounted to $4,577,302,386 or approximately 10.8% of net assets.

(b)	All or a portion represents a forward commitment.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2015.

(d)	Unless noted, all repurchase agreements were entered into on November 30, 2015. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investment Information section.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2015, these securities amounted to $1,650,000,000 or approximately 3.9% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
GO	— General Obligation
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
RB	— Revenue Bond
RMKT	— Remarketed
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 31.8%
Albion Capital LLC
$50,000,000	0.376%	01/20/16	$ 49,974,306
16,424,000	0.407	01/21/16	16,414,693
50,000,000	0.407	01/25/16	49,969,444
Ascension Health
25,000,000	0.274	01/07/16	24,993,062
Atlantic Asset Securitization LLC
100,000,000	0.122	12/01/15	100,000,000
100,000,000	0.203	12/18/15	99,990,556
CAFCO LLC
100,000,000	0.509	02/12/16	99,898,611
55,000,000	0.521	03/01/16	54,929,096
Chariot Funding LLC
175,000,000	0.509	01/19/16	174,880,903
148,250,000	0.531	05/03/16	147,920,226
Charta LLC
75,000,000	0.509	02/12/16	74,923,958
75,000,000	0.509	02/19/16	74,916,667
25,000,000	0.521	03/02/16	24,967,417
Ciesco LLC
100,000,000	0.509	02/12/16	99,898,611
50,000,000	0.469	03/29/16	49,923,972
50,000,000	0.459	04/04/16	49,921,875
CRC Funding LLC
25,000,000	0.509	02/08/16	24,976,042
Gotham Funding Corp.
49,145,000	0.203	12/09/15	49,142,816
50,000,000	0.305	01/06/16	49,985,000
68,435,000	0.305	01/12/16	68,411,048
100,000,000	0.305	01/25/16	99,954,166
JPMorgan Securities LLC
100,000,000	0.531	03/23/16	99,836,778
Jupiter Securitization Co. LLC
75,000,000	0.407	01/22/16	74,956,666
50,000,000	0.509	02/11/16	49,950,000
100,000,000	0.531	05/05/16	99,774,667
Kaiser Foundation Hospitals
40,034,000	0.284	12/16/15	40,029,330
58,269,000	0.264	01/12/16	58,251,325
100,056,000	0.295	01/13/16	100,021,342
50,040,000	0.275	02/02/16	50,016,356
25,058,000	0.325	02/09/16	25,042,408
Kells Funding LLC
200,000,000	0.346	03/04/16	199,822,444
Liberty Street Funding LLC
200,000,000	0.345	12/08/15	199,986,778
150,000,000	0.427	12/15/15	149,975,500
150,000,000	0.469	04/18/16	149,733,583
LMA Americas LLC
147,000,000	0.233	12/21/15	146,981,217
Nieuw Amsterdam Receivables Corp.
119,000,000	0.521	03/03/16	118,843,217
Old Line Funding LLC
200,000,000	0.488	01/25/16	199,853,334
25,000,000	0.480	04/25/16	24,952,347
Regency Markets No. 1 LLC
150,115,000	0.142	12/07/15	150,111,497
SSM Health Care Corp.
50,000,000	0.223	12/10/15	49,997,250
50,000,000	0.315	02/11/16	49,969,000
50,000,000	0.325	02/17/16	49,965,333
50,000,000	0.305	02/23/16	49,965,000
Thunder Bay Funding Inc.
50,000,000	0.509	02/16/16	49,946,528

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – (continued)
Thunder Bay Funding Inc. – (continued)
$62,017,000	0.469%	04/01/16	$ 61,920,322
55,000,000	0.469	04/25/16	54,897,395
Victory Receivables Corp.
40,000,000	0.203	12/08/15	39,998,444
139,685,000	0.203	12/18/15	139,671,808
130,000,000	0.305	01/06/16	129,961,000
50,000,000	0.305	01/15/16	49,981,250

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 4,150,404,588

Certificate of Deposit – 1.1%
Citibank, N.A.
$150,000,000	0.250%	01/26/16	$ 150,000,000

Fixed Rate Municipal Debt Obligations – 3.2%
Banner Health Series 2015
$12,500,000	0.210%	12/09/15	$ 12,500,000
15,000,000	0.310	02/10/16	15,000,000
15,000,000	0.370	03/09/16	15,000,000
City & County of San Francisco, California Public Utilities Commission Series A2T
15,000,000	0.200	12/09/15	14,999,967
County of Orange, California RB Refunding for Pension Obligations Taxable Series 2015 A
58,700,000	0.680	02/01/16	58,700,000
Emory University
20,130,000	0.280	12/02/15	20,129,988
8,690,000	0.300	01/13/16	8,690,000
Rutgers, The State University of New Jersey CP Series 2015-C
33,030,000	0.200	12/10/15	33,030,000
South Carolina State Public Service Authority Series 2015 AA
35,000,000	0.240	01/05/16	35,000,000
30,000,000	0.270	01/20/16	30,000,000
20,000,000	0.320	02/16/16	20,000,000
South Carolina State Public Service Authority Series 2015 BB
25,675,000	0.270	02/02/16	25,675,000
South Carolina State Public Service Authority Series 2015 DD
35,000,000	0.150	12/07/15	35,000,000
South Carolina State Public Service Authority Sub-series 2015 CC
26,791,000	0.160	12/02/15	26,791,000
27,855,000	0.230	01/11/16	27,855,000
University of Utah Series 2015-B
40,000,000	0.110	12/01/15	40,000,000

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 418,370,955

U.S. Government Agency Obligations – 5.9%
Federal Home Loan Bank
$150,000,000	0.230%	12/30/15	$ 149,998,445
150,000,000	0.300	03/07/16	149,994,862
Overseas Private Investment Corp. (USA)
131,378,651	0.190 (a)	12/07/15	131,378,651
86,197,859	0.200 (a)	12/07/15	86,197,859
248,200,000	0.210 (a)	12/07/15	248,200,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 765,769,817

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 0.8%
United States Treasury Notes
$95,000,000	1.500%		06/30/16	$ 95,574,654
11,500,000	3.250		06/30/16	11,686,191

TOTAL U.S. TREASURY OBLIGATIONS				$ 107,260,845

Variable Rate Municipal Debt Obligations(a) – 1.9%
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
$35,500,000	0.170%		12/01/15	$ 35,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.170		12/01/15	30,000,000
City of Maumelle, Arkansas VRDN RB Industrial Development Revenue for Kimberly-Clark Corp. Project Taxable Series 2015 (Kimberly-Clark Corp.)(b)
15,000,000	0.140		12/07/15	15,000,000
City of Omaha, Nebraska Parking Facilities Corp. VRDN RB Putters Series 2013-SGT06 (Societe Generale, LIQ)(b)
19,455,000	0.080		12/01/15	19,455,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 RMKT (Sumitomo Mitsui Banking, SPA)
20,000,000	0.240		12/07/15	20,000,000
Nuveen Dividend Advantage Municipal Fund #2 VRDP Series 2010-2 (Toronto-Dominion Bank, LIQ)(b)
29,300,000	0.090		12/07/15	29,300,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Toronto-Dominion Bank, LIQ)(b)
30,900,000	0.090		12/07/15	30,900,000
Providence Health & Services Obligated Group VRDN RB (U.S. Bank N.A., SBPA)
46,100,000	0.200		12/07/15	46,100,000
University of Illinois VRDN RB for Auxiliary Facility Series 2014-C (Northern Trust Company, LOC)
8,600,000	0.130		12/07/15	8,600,000
World Wildlife Fund, Inc. VRDN RB Series 2015 (JPMorgan Chase Bank,
N.A., LOC)
11,560,000	0.200		12/07/15	11,560,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 246,415,000

Variable Rate Obligations(a) – 10.6%
Fairway Finance LLC
$100,000,000	0.348	%(b)	02/01/16	$ 100,000,000
100,000,000	0.353	(b)	02/01/16	100,000,000
100,000,000	0.362	(b)	03/03/16	100,000,000
JPMorgan Chase Bank N.A.
275,000,000	0.492		04/07/16	275,000,000
LMA Americas LLC
75,000,000	0.285	(b)	01/04/16	75,000,000
Old Line Funding LLC
100,000,000	0.372	(b)	05/05/16	100,000,000
State Street Bank & Trust Co.
300,000,000	0.397		03/14/16	300,000,000
Wells Fargo Bank N.A.
125,000,000	0.515		05/19/16	125,000,000
205,000,000	0.499		05/20/16	205,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 1,380,000,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 7,218,221,205

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – 40.5%
Citibank, N.A.
$500,000,000	0.090%		12/02/15	$ 500,000,000
Maturity Value: $500,008,750
Settlement Date: 11/25/15

Collateralized by various asset-backed obligations, 0.446% to 0.510%, due 04/25/24 to 12/30/24, Federal Farm Credit Bank, 0.440%, due 11/13/17, Federal Home Loan Mortgage Corp., 1.750% to 4.000%, due 10/01/27 to 04/15/43, Federal National Mortgage Association, 2.000% to 6.500%, due 05/01/22 to 08/01/45, Government National Mortgage Association, 5.250%, due 01/20/38, U.S. Treasury Bonds, 3.125% to 5.250%, due 11/15/28 to 02/15/42, U.S. Treasury Floating Rate Notes, 0.268% to 0.285%, due 07/31/16 to 10/31/16 and U.S Treasury Notes, 0.250% to 2.625%, due 12/31/15 to 01/31/22. The aggregate market value of the collateral, including accrued interest, was $511,244,846.

Citigroup Global Markets, Inc.
125,000,000	0.060		12/01/15	125,000,000
Maturity Value: $125,000,208

Collateralized by U.S. Treasury Floating Rate Note, 0.292%, due 07/31/17 and U.S Treasury Note, 1.000%, due 05/31/18. The aggregate market value of the collateral, including accrued interest, was $127,500,090.

Federal Reserve Bank of New York
500,000,000	0.050		12/01/15	500,000,000
Maturity Value: $500,000,694
Collateralized by U.S. Treasury Note, 2.125%, due 08/15/21. The market value of the collateral, including accrued interest, was $500,000,768.

Joint Repurchase Agreement Account I
515,000,000	0.117		12/01/15	515,000,000
Maturity Value: $515,001,675

Joint Repurchase Agreement Account III
1,093,000,000	0.137		12/01/15	1,093,000,000
Maturity Value: $1,093,004,158

JPMorgan Securities LLC
100,000,000	0.750	(d)	01/27/16	100,000,000
Maturity Value: $100,375,000
Settlement Date: 07/31/15
Collateralized by various mortgage-backed obligations, 0.000% to 6.929%, due 02/25/35 to 09/25/47. The aggregate market value of the collateral, including accrued interest, was $115,000,209.

Merrill Lynch, Pierce, Fenner and Smith, Inc.
80,000,000	0.120		12/01/15	80,000,000
Maturity Value: $80,000,267

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.803%, due 01/15/43 to 06/15/54, Federal National Mortgage Association, 3.000% to 6.329%, due 06/25/33 to 08/25/45 and Government National Mortgage Association, 0.870% to 6.443%, due 05/16/38 to 05/20/65. The aggregate market value of the collateral, including accrued interest, was $88,000,000.

200,000,000	0.450		12/01/15	200,000,000
Maturity Value: $200,002,500
Collateralized by various mortgage-backed obligations, 4.221% to 5.921%, due 05/25/25 to 04/25/28. The aggregate market value of the collateral, including accrued interest, was $250,000,000.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Merrill Lynch, Pierce, Fenner and Smith, Inc. – (continued)
$100,000,000	0.460%		12/01/15	$ 100,000,000
Maturity Value: $100,001,278
Collateralized by various auction rate preferred securities, 0.000% to 1.407%, perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $108,021,682.
230,000,000	0.510	(a)(d)	01/04/16	230,000,000
Maturity Value: $231,795,346
Settlement Date: 07/11/14

Collateralized by various auction rate preferred securities, 6.750% to 7.375%, 04/01/33 to perpetual maturity, various corporate security issuers, 2.000% to 7.250%, due 03/01/18 to perpetual maturity, various equity security issuers and various Exchange-Traded Funds. The aggregate market value of the collateral, including accrued interest, was $248,696,609.

Mitsubishi UFJ Securities (USA), Inc.
400,000,000	0.130		12/01/15	400,000,000
Maturity Value: $400,001,444

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 04/01/25 to 10/01/45, Federal National Mortgage Association, 2.500% to 6.000%, due 02/01/21 to 08/01/48, and Government National Mortgage Association, 4.000% to 5.450%, due 02/20/34 to 12/20/44. The aggregate market value of the collateral, including accrued interest, was $412,000,003.

TD Securities (USA) LLC
100,000,000	0.100		12/02/15	100,000,000
Maturity Value: $100,001,944
Settlement Date: 11/25/15
Collateralized by U.S. Treasury Notes, 1.375% to 3.125%, due 10/31/16 to 11/30/22. The aggregate market value of the collateral, including accrued interest, was $102,000,069.

Wells Fargo Bank N.A.
150,000,000	0.140		12/01/15	150,000,000
Maturity Value: $150,000,583
Collateralized by a Federal Home Loan Mortgage Corp., 3.500%, due 06/01/45. The market value of the collateral, including accrued interest, was $154,500,001.

Wells Fargo Securities LLC
250,000,000	0.080		12/01/15	250,000,000
Maturity Value: $250,003,889
Settlement Date: 11/24/15
Collateralized by Federal National Mortgage Association, 2.500% to 4.000%, due 11/01/30 to 09/01/45. The aggregate market value of the collateral, including accrued interest, was $257,500,000.
500,000,000	0.080		12/01/15	500,000,000
Maturity Value: $500,007,778
Settlement Date: 11/24/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.000%, due 08/01/25 to 10/01/45 and Federal National Mortgage Association, 2.500% to 4.000%, due 03/01/30 to 08/01/45. The aggregate market value of the collateral, including accrued interest, was $514,999,999.

250,000,000	0.140		12/01/15	250,000,000
Maturity Value: $250,000,972

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.000%, due 08/01/30 to 10/01/45 and Federal National Mortgage Association, 3.000% to 4.000%, due 03/01/30 to 10/01/45. The aggregate market value of the collateral, including accrued interest, was $257,500,000.

125,000,000	0.750	(d)	01/04/16	125,000,000
Maturity Value: $125,286,458
Settlement Date: 09/16/15

Collateralized by various corporate security issuers, 0.240% to 14.000%, due 12/15/15 to perpetual maturity and various municipal debt obligations, 0.240% to 1.244%, due 12/01/18 to 12/01/34. The aggregate market value of the collateral, including accrued interest, was $137,171,616.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Wells Fargo Securities LLC – (continued)
$75,000,000	0.650	%(d)	02/10/16	$ 75,000,000
Maturity Value: $75,124,583
Settlement Date: 11/10/15

Collateralized by various asset-backed obligations, 0.260% to 8.307%, due 04/02/18 to 04/25/55 and various mortgage-backed obligations, 0.246% to 5.629%, due 09/01/21 to 12/25/52. The aggregate market value of the collateral, including accrued interest, was $82,500,003.

TOTAL REPURCHASE AGREEMENTS				$ 5,293,000,000

TOTAL INVESTMENTS – 95.8%				$12,511,221,205

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.2%				547,692,758

NET ASSETS – 100.0%				$13,058,913,963

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2015.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2015, these securities amounted to $605,155,000 or approximately 4.6% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2015. Additional information on Joint Repurchase Agreement Accounts I and III appear in the Additional Investment Information section.

(d)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2015, these securities amounted to $530,000,000 or approximately 4.1% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
CP	— Commercial Paper
GO	— General Obligation
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
RB	— Revenue Bond
RMKT	— Remarketed
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 98.0%
California – 98.0%
ABAG Finance Authority for Non-Profit Corporations VRDN RB Refunding for Sharp Healthcare Series 2009 C (Citibank N.A., LOC)
$450,000	0.010%	12/07/15	$ 450,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013 MT-841 (Bank of America N.A., LIQ)(a)
4,150,000	0.030	12/07/15	4,150,000
Bay Area Toll Authority California Toll Bridge VRDN RB Refunding for San Francisco Bay Area P-Floats Series 2011 PT-4708 (Bank of America N.A., LIQ)(a)
6,100,000	0.200	12/07/15	6,100,000
California Educational Facilities Authority VRDN RB Austin Trust Certificates for Claremont McKenna College Series 2009-1208 (Deutsche Bank A.G., LIQ)(a)
2,000,000	0.200	12/07/15	2,000,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2015-XM-0051 (Citibank N.A., LIQ)(a)
2,600,000	0.010	12/07/15	2,600,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2015-XF-2188 (Morgan Stanley Bank N.A., LIQ)(a)
2,976,640	0.010	12/01/15	2,976,640
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
3,690,000	0.020	12/07/15	3,690,000
California Educational Facilities Authority VRDN RB Refunding for California Institute of Technology Series 2006 B
2,000,000	0.010	12/07/15	2,000,000
California Educational Facilities Authority VRDN RB Refunding for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank N.A., LIQ)(a)
3,680,000	0.020	12/07/15	3,680,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1996 L-4
2,300,000	0.010	12/07/15	2,300,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1999 L-7
3,393,000	0.010	12/07/15	3,393,000
California Educational Facilities Authority VRDN RB Refunding for University of Southern California Eagle Series 2014-0005 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.020	12/07/15	1,000,000
California Educational Facilities Authority VRDN RB Refunding for University of Southern California Floaters Series 2015-XF-0093 (JPMorgan Chase Bank N.A., LIQ)(a)
2,300,000	0.020	12/07/15	2,300,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2015 E
1,000,000	0.260	03/01/16	1,000,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011 PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
1,620,000	0.180	12/07/15	1,620,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
8,430,000	0.010	12/07/15	8,430,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Certificates Series 2012 O-48 (Royal Bank of Canada, LIQ)(a)
2,000,000	0.010	12/07/15	2,000,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floaters Series 2015-XF-0152 (Bank of America N.A., LIQ)(a)
2,580,000	0.040	12/07/15	2,580,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services Floaters Series 2015-XF-0036 (Toronto-Dominion Bank, LIQ)(a)
2,440,000	0.020	12/07/15	2,440,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009 PT-4646 (Bank of America N.A., LIQ)(a)
1,290,000	0.020	12/07/15	1,290,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floaters Series 2015-ZF-0212 (JPMorgan Chase Bank N.A., LIQ)(a)
2,935,000	0.020	12/07/15	2,935,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
$1,600,000	0.020%	12/07/15	$ 1,600,000
California Health Facilities Financing Authority VRDN RB Refunding for Catholic Healthcare Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
1,900,000	0.100	12/07/15	1,900,000
California Health Facilities Financing Authority VRDN RB Refunding for Scripps Health Series 2008 E RMKT (MUFG Union Bank, N.A., LOC)
300,000	0.010	12/07/15	299,986
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2015-XM-0112 (Morgan Stanley Bank N.A., LIQ)(a)
1,000,000	0.180	12/07/15	1,000,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 A (GTY AGMT-Chevron Corp.)
4,300,000	0.010	12/01/15	4,300,000
California State University VRDN RB Floater Trust Series 2008-K37W Reg D (AGM) (Citibank N.A., LIQ)
5,475,000	0.160	12/07/15	5,475,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR FSA) (Citibank N.A., LIQ)(a)
3,000,000	0.020	12/07/15	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 L
200,000	0.010	12/07/15	200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2013-DBE-1185 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
1,000,000	0.160	12/07/15	1,000,000
California Statewide Communities Development Authority VRDN RB Refunding for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
600,000	0.020	12/07/15	600,000
Central Basin Municipal Water District VRDN COPS Refunding for 2007 Project Series 2008 B (U.S. Bank N.A., LOC)
5,600,000	0.010	12/07/15	5,600,000
City and County of San Francisco Public Utilities Commission VRDN RB SPEARS Series 2011-DB-1020X (Deutsche Bank A.G., LIQ)(a)
1,450,000	0.100	12/07/15	1,450,000
City of Los Angeles Wastewater System VRDN RB Floaters Series 2015-ZF0242 (JPMorgan Chase Bank N.A., LIQ)(a)
2,100,000	0.020	12/07/15	2,100,000
City of Santa Clara Electric VRDN RB Refunding Series 2008 Subseries B (Bank of Tokyo-Mitsubishi UFJ, LOC)
3,855,000	0.010	12/07/15	3,855,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
1,900,000	0.020	12/07/15	1,900,000
East Bay Municipal Utility District VRDN RB Water System Refunding Series 2008 A-2 RMKT (U.S. Bank N.A., SPA)
3,800,000	0.010	12/07/15	3,800,000
Eastern Municipal Water District VRDN RB Refunding for Wastewater System Series 2014 A (Wells Fargo Bank N.A., SPA)
1,645,000	0.010	12/07/15	1,645,000
Eastern Municipal Water District VRDN RB Refunding for Wastewater System Series 2014 B (Wells Fargo Bank N.A., SPA)
3,000,000	0.010	12/01/15	3,000,000
Irvine Ranch Water District GO VRDN Special Assessment District Nos.140-240-105-250 Series 1993 (U.S. Bank N.A., LOC)
4,800,000	0.010	12/01/15	4,800,000
Los Angeles Community College District GO VRDN Series 2011 O-4 Floaters Certificates (Royal Bank of Canada, LIQ)(a)
2,100,000	0.010	12/07/15	2,100,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)(FNMA, LIQ)
7,800,000	0.010	12/07/15	7,800,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Project Series 1998 C (FNMA)(FNMA, LIQ)
1,200,000	0.010	12/07/15	1,200,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA)(FNMA, LIQ)
1,836,000	0.010	12/07/15	1,836,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
$3,800,000	0.020%	12/07/15	$ 3,800,000
Los Angeles Department of Airports VRDN RB Refunding for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,300,000	0.020	12/07/15	1,300,000
Los Angeles Department of Airports VRDN RB Refunding for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,645,000	0.020	12/07/15	2,645,000
Los Angeles Department of Airports VRDN RB Refunding for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
3,500,000	0.020	12/07/15	3,500,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2001 Subseries B-1 (Royal Bank of Canada, SPA)
250,000	0.010	12/07/15	250,000
Los Angeles Department of Water & Power VRDN RB Refunding Series 2001 Subseries B-3 (Royal Bank of Canada, SPA)
350,000	0.010	12/01/15	350,000
Los Angeles Department of Water & Power VRDN RB Refunding Series 2001 Subseries B-7 (Bank of Montreal, SPA)
3,000,000	0.010	12/07/15	3,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB Floaters Series 2015-XF-2168 (Citibank N.A., LIQ)(a)
1,140,000	0.010	12/07/15	1,140,000
Los Angeles Department of Water & Power Waterworks VRDN RB Refunding Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
3,200,000	0.010	12/07/15	3,200,000
Metropolitan Water District of Southern California VRDN RB Floater Trust Refunding Series 2009-8B Reg D (Barclays Bank PLC, LIQ)(a)
2,500,000	0.020	12/07/15	2,500,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC, SPA)
5,900,000	0.010	12/07/15	5,900,000
Metropolitan Water District of Southern California VRDN RB Refunding Series 2015 A-2
1,900,000	0.010	12/07/15	1,900,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA) (FNMA, LIQ)
1,400,000	0.010	12/07/15	1,400,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.040	12/07/15	2,000,000
Orange County Water District VRDN COPS Putters Refunding Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
500,000	0.020	12/07/15	500,000
Riverside County Transportation Commission Sales Tax VRDN RB Putters Refunding Series 2013-4354 (JPMorgan Chase Bank, N.A., LIQ)(a)
1,875,000	0.020	12/07/15	1,875,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA) (FNMA, LIQ)
8,275,000	0.020	12/07/15	8,275,000
Sacramento Municipal Utility District VRDN RB Refunding Series 2008 J (Bank of America N.A., LOC)
3,600,000	0.010	12/07/15	3,600,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A., LOC)
600,000	0.010	12/07/15	600,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.010	12/07/15	2,000,000
San Diego Community College District GO VRDN Floater Series 2011-O-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.010	12/07/15	1,000,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
570,000	0.030	12/07/15	570,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
San Diego Community College District GO VRDN SPEARS Series 2011-DB-1005 (Deutsche Bank A.G., LIQ)(a)
$2,500,000	0.300%	12/07/15	$ 2,500,000
San Diego County Regional Transportation Commission VRDN RB for Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
5,450,000	0.010	12/07/15	5,450,000
Santa Clara County Financing Authority VRDN RB Refunding for Multiple Facilities Projects Series 2008 M (Bank of America N.A., LOC)
385,000	0.010	12/07/15	385,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 B-RMKT (Sumitomo Mitsui Banking Corp., SPA)
750,000	0.010	12/07/15	750,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C-RMKT (Sumitomo Mitsui Banking Corp., SPA)
6,700,000	0.010	12/07/15	6,700,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project-1 SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
2,200,000	0.220	12/07/15	2,200,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,000,000	0.010	12/07/15	2,000,000
State of California GO VRDN for Kindergarten-University Public Education Facilities Series 2004-B-2 RMKT (Citibank N.A., LOC)
2,500,000	0.010	12/01/15	2,500,000
State of California GO VRDN Refunding Floaters Series 2015-XF-2171 (Citibank N.A., LIQ)(a)
3,000,000	0.010	12/07/15	3,000,000
State of California GO VRDN Various Purpose Floaters Series 2015-XF1039 (Deutsche Bank A.G., LIQ)(a)
6,300,000	0.130	12/07/15	6,300,000
The Regents of the University of California Medical Center Pooled VRDN RB Series 2013 K
3,700,000	0.010	12/07/15	3,700,000
The Regents of the University of California VRDN RB Municipal Floater Trust Refunding Series 2013-23U (Barclays Bank PLC, LIQ)(a)
1,000,000	0.020	12/07/15	1,000,000
The Regents of the University of California VRDN RB Refunding Series 2013 AL-2
4,600,000	0.010	12/07/15	4,600,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo Bank N.A., LIQ)(a)
2,200,000	0.050	12/07/15	2,200,000

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$213,985,626

Repurchase Agreements(b) – 1.9%
Joint Repurchase Agreement Account I
$4,100,000	0.117%	12/01/15	$ 4,100,000
Maturity Value: $4,100,013

TOTAL INVESTMENTS – 99.9%			$218,085,626

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			149,585

NET ASSETS – 100.0%			$218,235,211

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2015, these securities amounted to $91,941,640 or approximately 42.1% of net assets.

(b)	Unless noted, all repurchase agreements were entered into on November 30, 2015. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 89.9%
Multi-State – 2.8%
New York City Trust for Cultural Resources VRDN RB Refunding for Museum of Modern Art Series 2015-XM-0072 (Bank of America N.A., LIQ)(a)
$3,000,000	0.060%	12/07/15	$ 3,000,000

New York – 87.1%
City of Binghamton GO BANS Refunding Series 2015
2,500,000	1.250	01/29/16	2,503,621
City of New York GO VRDN Refunding Series 2008 Subseries J-5 (Bank of America N.A., SPA)
600,000	0.010	12/01/15	600,000
City of New York GO VRDN Series 2008 Subseries L-4 (U.S. Bank N.A., LOC)
300,000	0.010	12/01/15	300,000
City of New York GO VRDN Series 2008 Subseries L-5 RMKT (Bank of America N.A., SPA)
1,100,000	0.010	12/01/15	1,100,000
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
3,570,000	0.010	12/01/15	3,570,000
County of Nassau Interim Finance Authority VRDN RB Refunding Series 2008 D-1 RMKT (BMO Harris Bank N.A., SPA)
2,100,000	0.010	12/07/15	2,100,000
County of Onondaga Trust for Cultural Resources VRDN RB Refunding for Syracuse University Project Series 2010 A RMKT (Wells Fargo Bank N.A., LOC)
4,500,000	0.010	12/07/15	4,500,000
Erie County IDA VRDN RB for City School District of the City of Buffalo Project SPEARS Series 2012-DB-1054 (State Aid Withholding) (Deutsche Bank A.G., LIQ)(a)
1,000,000	0.220	12/07/15	1,000,000
Metropolitan Transportation Authority VRDN RB for Dedicated Tax Series 2002 Subseries B-1 RMKT (State Street Bank & Trust Co., LOC)
1,150,000	0.010	12/07/15	1,150,000
Metropolitan Transportation Authority VRDN RB Refunding for Dedicated Tax Fund Series 2008 Subseries A-1 RMKT (Royal Bank of Canada, LOC)
2,285,000	0.010	12/01/15	2,285,000
New York City GO VRDN Refunding Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
1,100,000	0.010	12/01/15	1,100,000
New York City Health & Hospital Corp. RB Refunding for Health System Series 2010 A
1,350,000	5.000	02/15/16	1,363,183
New York City Health & Hospital Corp. VRDN RB Refunding for Health System Series 2008 B (TD Bank N.A., LOC)
2,400,000	0.010	12/07/15	2,400,000
New York City Municipal Water Finance Authority Water & Sewer System RB Second General Resolution Refunding Series 2012 GG
1,000,000	5.000	12/15/15	1,001,841
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-4 RMKT (Royal Bank of Canada, SPA)
1,000,000	0.010	12/07/15	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2014 Subseries BB-2 (Mizuho Bank, Ltd., SPA)
1,700,000	0.010	12/01/15	1,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-1 (Bank of America N.A., SPA)
1,000,000	0.010	12/01/15	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution SPEARS Refunding Series 2011-DB- 1028X (Deutsche Bank A.G., LIQ)(a)
1,000,000	0.100	12/07/15	1,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1A RMKT (Sumitomo Mitsui Banking, SPA)
400,000	0.010	12/07/15	400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 Subseries A-1 (TD Bank N.A., SPA)
$1,000,000	0.010%	12/07/15	$ 1,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
90,000	0.010	12/07/15	90,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2000 A (JPMorgan Chase Bank N.A., SPA)
1,000,000	0.010	12/07/15	1,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-6 (State Street Bank & Trust Co., SPA)
1,400,000	0.010	12/01/15	1,400,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2014 Subseries A-3 (Mizuho Bank, Ltd., SPA)
2,100,000	0.010	12/01/15	2,100,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-D (Landesbank Hessen-Thueringen Girozentrale, SPA)
1,500,000	0.010	12/01/15	1,500,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
650,000	0.010	12/07/15	650,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
600,000	0.010	12/07/15	600,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School ROCS-RR-II R-11927 Series 2011 (Citibank N.A., LIQ)(a)
2,400,000	0.020	12/07/15	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
1,800,000	0.010	12/07/15	1,800,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
2,100,000	0.010	12/07/15	2,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2000 A (JPMorgan Chase Bank N.A., SPA)
1,965,000	0.010	12/07/15	1,965,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
1,000,000	0.010	12/07/15	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
1,295,000	0.010	12/07/15	1,295,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
3,900,000	0.010	12/07/15	3,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
2,710,000	0.010	12/01/15	2,710,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Refunding for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
1,055,000	0.020	12/07/15	1,055,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Refunding for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
1,745,000	0.010	12/07/15	1,745,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Refunding for Vassar College Floaters Series 2014-XF-0007 (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.020	12/07/15	1,500,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Floaters Refunding Series 2015-ZM-0084 (JPMorgan Chase Bank N.A., LIQ)(a)
1,000,000	0.020	12/07/15	1,000,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
600,000	0.010	12/07/15	600,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A RMKT (FNMA) (FNMA, LIQ)
$1,000,000	0.010%	12/07/15	$ 1,000,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A RMKT (FHLMC, LIQ)
300,000	0.010	12/07/15	300,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA) (FNMA, LIQ)
1,000,000	0.010	12/07/15	1,000,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
1,500,000	0.010	12/07/15	1,500,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,000,000	0.210	12/07/15	1,000,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project SPEARS Series 2012-DB-1091 (Deutsche Bank A.G., LIQ)(a)
2,795,000	0.130	12/07/15	2,795,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4V RMKT (Bank of America N.A., SPA)
1,700,000	0.010	12/07/15	1,700,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2008 B-3V (JPMorgan Chase Bank N.A., SPA)
3,600,000	0.010	12/07/15	3,600,000
New York State Local Government Assistance Corp. VRDN RB Refunding Series 1997 SG-100 (NATL-RE-IBC) (Societe Generale, SPA)
1,065,000	0.130	12/07/15	1,065,000
New York State Power Authority VRDN RB CP Series 2015-2 (JPMorgan Chase Bank N.A., LIQ) (TD Bank N.A., LIQ) (State Street Bank & Trust Co., LIQ) (Wells Fargo Bank N.A., LIQ)
2,150,000	0.030	12/01/15	2,150,000
New York State Thruway Authority VRDN RB Floater Refunding Series 2008-2800 (Credit Suisse, LIQ)
1,000,000	0.010	12/07/15	1,000,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II-R-664 Refunding Series 2006 (Citibank N.A., LIQ)(a)
2,030,000	0.020	12/07/15	2,030,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2011-DB-1031X (Deutsche Bank A.G., LIQ)(a)
2,000,000	0.100	12/07/15	2,000,000
Sales Tax Asset Receivable Corp. VRDN RB Floaters Refunding Series 2015-XF-0133 (JPMorgan Chase Bank N.A., LIQ)(a)
1,000,000	0.020	12/07/15	1,000,000
Town of Hempstead GO BANS Series 2014
2,000,000	1.500	12/18/15	2,000,973
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
1,000,000	0.010	12/07/15	1,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Helaba, LOC)
1,100,000	0.020	12/01/15	1,100,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-3 RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
1,000,000	0.010	12/07/15	1,000,000
Utility Debt Securization Authority of New York VRDN RB Floaters Refunding Series 2015-ZF-0195 (JPMorgan Chase Bank N.A., LIQ)(a)
3,350,000	0.020	12/07/15	3,350,000

			92,074,618

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 95,074,618

U.S. Government Agency Obligation – 1.5%
Federal Home Loan Bank
$1,500,000	0.265%	12/16/15	$ 1,499,837

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$ 96,574,455

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – 8.4%
Joint Repurchase Agreement Account I
$8,900,000	0.117%	12/01/15	$ 8,900,000
Maturity Value: $8,900,029

TOTAL INVESTMENTS – 99.8%			$105,474,455

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			239,535

NET ASSETS – 100.0%			$105,713,990

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2015, these securities amounted to $23,130,000 or approximately 21.9% of net assets.

(b) Unless noted, all repurchase agreements were entered into on November 30, 2015. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
IBC	— Insured Bond Certificate
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 93.6%
Alabama – 3.4%
Alabama Special Care Facilities Financing Authority VRDN RB Refunding for Birmingham Ascension Health Senior Credit Group Floaters Series 2015- XF-0102 (JP Morgan Chase Bank N.A., LIQ)(a)
$6,370,000	0.020%	12/07/15	$ 6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB Refunding for Birmingham Ascension Health Senior Credit Group Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(a)
16,380,000	0.010	12/07/15	16,380,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C
50,000,000	0.030	12/01/15	50,000,000
East Alabama Health Care Authority VRDN RB Refunding Series 2012 B
15,000,000	0.020	12/07/15	15,000,000
Huntsville Health Care Authority CP Series 2015
20,000,000	0.070	12/01/15	20,000,000
25,000,000	0.080	01/19/16	25,000,000
Mobile IDB VRDN PCRB for Alabama Power Co. Barry Plant Project Series 2007 RMKT
11,500,000	0.060	12/07/15	11,500,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 RMKT
37,290,000	0.060	12/07/15	37,290,000

			181,540,000

Alaska – 0.2%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 A RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
10,000,000	0.010	12/07/15	10,000,000

Arizona – 1.2%
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2015 B (Bank of Tokyo-Mitsubishi UFJ, LOC)
9,000,000	0.010	12/07/15	9,000,000
Arizona Health Facilities Authority VRDN RB for Banner Health Series 2015 C (Bank of America N.A., LOC)
9,000,000	0.010	12/07/15	9,000,000
Arizona Health Facilities Authority VRDN RB Refunding for Banner Health P-Floats Series 2011 PT-4695 (Bank of America N.A., LIQ)(a)
10,500,000	0.060	12/07/15	10,500,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.020	12/07/15	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.020	12/07/15	4,065,000
City of Phoenix Civic Improvement Corp. Water System VRDN RB Putters Refunding Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.020	12/07/15	7,140,000
County of Maricopa IDA Senior Living Facilities VRDN RB Refunding for Christian Care Apartments, Inc. Project Series 2005 A (FNMA) (FNMA, LIQ)
10,020,000	0.020	12/07/15	10,020,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
5,250,000	0.030	12/07/15	5,250,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.030	12/07/15	5,000,000

			66,580,000

California – 13.3%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013 MT-841 (Bank of America N.A., LIQ)(a)
760,000	0.030	12/07/15	760,000
Bay Area Toll Authority California Toll Bridge VRDN RB Refunding for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
8,745,000	0.220	12/07/15	8,745,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Educational Facilities Authority VRDN RB Austin Trust Certificates for Claremont McKenna College Series 2009-1208 (Deutsche Bank A.G., LIQ)(a)
$2,000,000	0.200%	12/07/15	$ 2,000,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2015-XM-0051 (Citibank N.A., LIQ)(a)
1,400,000	0.010	12/07/15	1,400,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B Reg D (Barclays Bank PLC, LIQ)(a)
1,100,000	0.020	12/07/15	1,100,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
4,305,000	0.020	12/07/15	4,305,000
California Educational Facilities Authority VRDN RB Refunding for California Institute of Technology Series 2006 B
1,500,000	0.010	12/07/15	1,500,000
California Educational Facilities Authority VRDN RB Refunding for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.020	12/07/15	2,700,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2015 E
27,000,000	0.260	03/01/16	27,000,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011 PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
17,990,000	0.180	12/07/15	17,990,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
2,200,000	0.010	12/07/15	2,200,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Floater Certificates Series 2011 E-21 (Royal Bank of Canada, LOC)(a)
26,700,000	0.010	12/07/15	26,700,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Certificates Series 2012 O-48 (Royal Bank of Canada, LIQ)(a)
2,000,000	0.010	12/07/15	2,000,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009 PT-4646 (Bank of America N.A., LIQ)(a)
2,900,000	0.020	12/07/15	2,900,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floaters Series 2015-ZF-0212 (JPMorgan Chase Bank N.A., LIQ)(a)
835,000	0.020	12/07/15	835,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
7,230,000	0.020	12/07/15	7,230,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2015-XM-0112 (Morgan Stanley Bank N.A., LIQ)(a)
5,000,000	0.180	12/07/15	5,000,000
California State University VRDN RB Refunding Floater Series 2015 ZM-0090 (JPMorgan Chase Bank, N.A., LIQ)(a)
5,180,000	0.020	12/07/15	5,180,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2008 B
49,000,000	0.210	01/11/16	49,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-1
13,000,000	0.240	03/02/16	13,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-3
1,500,000	0.080	01/07/16	1,500,000
9,500,000	0.240	03/02/16	9,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-4
10,000,000	0.220	03/07/16	10,000,000
California Statewide Communities Development Authority CP Series 2015 K
2,000,000	0.260	06/01/16	2,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Floaters Series 2015-XF-1002 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$11,935,000	0.140%	12/07/15	$ 11,935,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.020	12/07/15	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente SPEARS Series 2013-DBE-1185 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
16,430,000	0.160	12/07/15	16,430,000
California Statewide Communities Development Authority VRDN RB Refunding for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
9,200,000	0.020	12/07/15	9,200,000
California Statewide Communities Development Authority VRDN RB Refunding for Kaiser Permanente Series 2003 C (GTY AGMT - Kaiser Permanente)
9,200,000	0.010	12/07/15	9,200,000
City and County of San Francisco Public Utilities Commission VRDN RB SPEARS Series 2011-DB-1020X (Deutsche Bank A.G., LIQ)(a)
46,400,000	0.100	12/07/15	46,400,000
City of Berkeley GO TRANS Series 2015
24,995,000	1.250	07/21/16	25,145,941
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
10,000,000	0.020	12/07/15	10,000,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
4,700,000	0.020	12/07/15	4,700,000
East Bay Municipal Utility District VRDN RB Water System Refunding Series 2008 A-2 RMKT (U.S. Bank N.A., SPA)
3,870,000	0.010	12/07/15	3,870,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA)(FNMA, LIQ)
8,035,000	0.010	12/07/15	8,035,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA)(FNMA, LIQ)
600,000	0.010	12/07/15	600,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
3,700,000	0.020	12/07/15	3,700,000
Los Angeles Department of Airports VRDN RB Refunding for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,600,000	0.020	12/07/15	2,600,000
Los Angeles Department of Airports VRDN RB Refunding for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
1,000,000	0.020	12/07/15	1,000,000
Los Angeles Department of Water & Power VRDN RB for Power System Floaters Series 2015-ZF-0160 (JPMorgan Chase Bank N.A., LIQ)(a)
1,250,000	0.020	12/07/15	1,250,000
Los Angeles Department of Water & Power VRDN RB for Power System Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.020	12/07/15	8,795,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2001 Subseries B-1 (Royal Bank of Canada, SPA)
1,400,000	0.010	12/07/15	1,400,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2002 Subseries A-2 RMKT (Citibank N.A., SPA)
15,000,000	0.010	12/07/15	15,000,000
Los Angeles Department of Water & Power VRDN RB Refunding for Power System Series 2002 Subseries A-5 RMKT (Citibank N.A., SPA)
2,000,000	0.010	12/07/15	2,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB Refunding Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
72,450,000	0.010	12/07/15	72,450,000
Metropolitan Water District of Southern California VRDN RB Floater Trust Refunding Series 2009-8B Reg D (Barclays Bank PLC, LIQ)(a)
5,000,000	0.020	12/07/15	5,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA) (FNMA, LIQ)
$2,600,000	0.010%	12/07/15	$ 2,600,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
5,350,000	0.040	12/07/15	5,350,000
Orange County Water District VRDN COPS Putters Refunding Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.020	12/07/15	1,500,000
Riverside County Transportation Commission Sales Tax VRDN RB Putters Refunding Series 2013-4364 (JPMorgan Chase Bank N.A., LIQ)(a)
6,365,000	0.020	12/07/15	6,365,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA) (FNMA, LIQ)
3,125,000	0.020	12/07/15	3,125,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.030	12/07/15	5,470,000
San Diego Community College District GO VRDN SPEARS Series 2011-DB-1005 (Deutsche Bank A.G., LIQ)(a)
3,500,000	0.300	12/07/15	3,500,000
San Diego County Regional Transportation Commission VRDN RB for Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
400,000	0.010	12/07/15	400,000
San Diego Unified School District GO TRANS Series 2015 A
24,100,000	2.000	06/30/16	24,340,451
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C-RMKT (Sumitomo Mitsui Banking Corp., SPA)
3,100,000	0.010	12/07/15	3,100,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project-1 SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
4,860,000	0.220	12/07/15	4,860,000
State of California Department of Water Resources Power Supply RB Refunding Series 2010 L
3,005,000	5.000	05/01/16	3,063,672
State of California Department of Water Resources Power Supply RB Refunding Series 2010 M
27,245,000	5.000	05/01/16	27,783,830
State of California GO Refunding Series 2015
50,000,000	3.000	03/01/16	50,350,963
49,545,000	5.000	03/01/16	50,138,739
State of California GO Refunding Series 2015 B
14,000,000	3.000	08/01/16	14,250,945
State of California GO VRDN Refunding Series 2005 B Subseries B-1 RMKT (Mizuho Bank, Ltd., LOC)
10,000,000	0.010	12/07/15	10,000,000
State of California GO VRDN Refunding Series 2005 Subseries B-3 RMKT (Sumitomo Mitsui Banking Corp., LOC)
6,135,000	0.010	12/07/15	6,135,000
The Regents of the University of California VRDN RB Floaters Refunding Series 2015-ZF-0192 (JPMorgan Chase Bank N.A., LIQ)(a)
7,030,000	0.020	12/07/15	7,030,000
The Regents of the University of California VRDN RB Municipal Floater Trust Refunding Series 2013-23U (Barclays Bank PLC, LIQ)(a)
4,000,000	0.020	12/07/15	4,000,000
The Regents of the University of California VRDN RB Refunding Series 2013 AL-2
7,400,000	0.010	12/07/15	7,400,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo Bank N.A., LIQ)(a)
800,000	0.050	12/07/15	800,000

			714,854,541

Colorado – 1.4%
City & County of Denver GO VRDN Floaters Series 2015-XM-0062 (Bank of America N.A., LIQ)(a)
7,500,000	0.060	12/07/15	7,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Colorado – (continued)
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A RMKT (Bank of America N.A., SPA)
$14,075,000	0.010%	12/07/15	$ 14,075,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A RMKT (Bayerische Landesbank Girozentrale, SPA)
30,000,000	0.040	12/07/15	30,000,000
Colorado Educational & Cultural Facilities Authority VRDN RB Refunding for University of Denver Project Floaters Series 2007-1557 (FGIC) (GTY AGMT - Rabobank N.A.) (Rabobank N.A., LIQ)(a)
10,900,000	0.210	12/07/15	10,900,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Initiatives Floaters Series 2015-XF-2195 (GTY AGMT - Morgan Stanley Municipal Funding) (Morgan Stanley Bank, LIQ)(a)
5,625,000	0.150	12/07/15	5,625,000
Colorado Health Facilities Authority VRDN RB Refunding for Sisters of Leavenworth Health System Floater Certificates Series 2012-O-15 (Royal Bank of Canada, LIQ)(a)
5,670,000	0.010	12/07/15	5,670,000

			73,770,000

Connecticut – 3.5%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2011 Subseries E-3 (Bank of Tokyo-Mitsubishi UFJ, SPA)
4,750,000	0.010	12/07/15	4,750,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)
10,000,000	0.010	12/07/15	10,000,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Refunding Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
5,500,000	0.010	12/07/15	5,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)(a)
16,820,000	0.010	12/01/15	16,820,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2862 (JPMorgan Chase Bank N.A., LIQ)(a)
21,405,000	0.010	12/01/15	21,405,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.020	12/07/15	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U-1
37,740,000	0.010	12/07/15	37,740,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U-2 (Yale University, LIQ)
1,000,000	0.010	12/07/15	1,000,000
State of Connecticut GO for Economic Recovery Series 2009 A
2,575,000	5.000	01/01/16	2,585,314
State of Connecticut GO Series 2015
12,500,000	5.000	08/01/16	12,892,118
State of Connecticut GO VRDN for Economic Recovery SIFMA Index Series 2012 A
5,000,000	0.540	04/15/16	5,007,053
State of Connecticut GO VRDN for Economic Recovery SIFMA Index Series 2013 A
4,500,000	0.240	03/01/16	4,501,466
State of Connecticut GO VRDN Refunding for Economic Recovery SIFMA Index Series 2011 A
14,350,000	0.660	05/15/16	14,380,581
State of Connecticut GO VRDN Refunding for Economic Recovery SIFMA Index Series 2014 A
4,500,000	0.050	01/01/16	4,500,000
Town of Greenwich GO BANS Refunding Series 2015
12,000,000	1.250	01/21/16	12,017,971
Town of Guilford GO BANS Refunding Series 2015
22,630,000	1.000	08/10/16	22,742,312

			187,836,815

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Delaware – 0.6%
County of New Castle GO VRDN Floaters Refunding Series 2015-ZF-2088 (Morgan Stanley Bank, LIQ)(a)
$6,665,000	0.140%	12/07/15	$ 6,665,000
Delaware State Health Facilities Authority VRDN RB Refunding for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.010	12/07/15	16,475,000
University of Delaware VRDN RB Putters Refunding Series 2013-4359 (JPMorgan Chase Bank N.A., LIQ)(a)
9,170,000	0.020	12/07/15	9,170,000

			32,310,000

District of Columbia – 1.1%
District of Columbia Income Tax Secured RB Refunding Series 2009 C
1,000,000	5.000	12/01/15	1,000,000
District of Columbia Income Tax Secured RB Series 2009 D
550,000	5.000	12/01/15	550,000
District of Columbia Income Tax Secured VRDN RB Municipal Floater Trust Series 2013-15U (Barclays Bank PLC, LIQ)(a)
4,110,000	0.030	12/07/15	4,110,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.020	12/07/15	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.020	12/07/15	4,500,000
District of Columbia Income Tax Secured VRDN RB Refunding Series 2011 E
1,725,000	0.610	12/01/15	1,725,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Refunding Series 2013-0011 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
5,750,000	0.020	12/07/15	5,750,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Refunding Series 2013-0012 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
4,050,000	0.020	12/07/15	4,050,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Refunding Series 2014-0040 Class A (AGM) (Citibank N.A., LIQ)(a)
6,200,000	0.020	12/07/15	6,200,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Floaters Series 2015-XM-0001 (JPMorgan Chase Bank N.A., LIQ)(a)
13,025,000	0.020	12/07/15	13,025,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Refunding Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
6,670,000	0.020	12/07/15	6,670,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-1 (TD Bank N.A., SPA)
1,000,000	0.010	12/07/15	1,000,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)
5,000,000	0.010	12/07/15	5,000,000

			60,660,000

Florida – 1.7%
City of Gainesville Utilities System VRDN RB Refunding Series 2012 B RMKT (Sumitomo Mitsui Banking Corp., LOC)
24,470,000	0.010	12/07/15	24,470,000
Jacksonville Electric Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-1 RMKT (State Street Bank & Trust Co., SPA)
2,100,000	0.020	12/07/15	2,100,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,750,000	0.010	12/07/15	13,750,000
State of Florida VRDN RB Refunding for Department of Transportation Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)(a)
27,105,000	0.040	12/07/15	27,105,000
State of Florida VRDN RB Refunding for Department of Transportation Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)(a)
21,330,000	0.040	12/07/15	21,330,000

			88,755,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Georgia – 2.1%
County of Dekalb Water & Sewerage VRDN RB ROCS RR-II-R-11900 Refunding Series 2011 (AGM) (Citibank N.A., LIQ)(a)
$9,600,000	0.030%	12/07/15	$ 9,600,000
Gwinnett County School District GO VRDN Floaters Series 2015-XF-0089 (JPMorgan Chase Bank N.A., LIQ)(a)
9,935,000	0.020	12/07/15	9,935,000
Main Street Natural Gas, Inc. Gas Project VRDN RB Series 2010 Subseries A-1 RMKT (Royal Bank of Canada, SPA)
20,000,000	0.070	02/01/16	20,000,000
Main Street Natural Gas, Inc. Gas Project VRDN RB Series 2010 Subseries A-2 RMKT (Royal Bank of Canada, SPA)
19,900,000	0.070	12/01/15	19,900,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Putters Refunding Series 2011-4016 (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
6,500,000	0.030	12/07/15	6,500,000
Municipal Electric Authority of Georgia VRDN RB Refunding Series 1985 Sub Gen-C RMKT (TD Bank N.A., LOC)
38,360,000	0.010	12/07/15	38,360,000
Private Colleges & Universities Authority CP for Emory University Series 2015
1,417,000	0.080	02/01/16	1,417,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.020	12/07/15	4,795,000
Private Colleges & Universities Authority VRDN RB Refunding for Emory University Series 2005 B-2
2,200,000	0.010	12/07/15	2,200,000

			112,707,000

Hawaii – 0.2%
State of Hawaii GO VRDN P-Floats Series 2011 PT-4718 (Bank of America N.A., LIQ)(a)
3,000,000	0.060	12/07/15	3,000,000
State of Hawaii GO VRDN P-Floats Series 2013 PT-4739 (Bank of America N.A., LIQ)(a)
6,000,000	0.040	12/07/15	6,000,000

			9,000,000

Illinois – 4.7%
County of Peoria GO VRDN ROCS-RR-II-14004 Series 2012 (Citibank N.A., LIQ)(a)
8,130,000	0.110	12/07/15	8,130,000
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B Convertible (JPMorgan Chase Bank N.A., SPA)
11,375,000	0.010	12/01/15	11,375,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
7,554,000	0.010	12/07/15	7,554,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2004 Subseries C RMKT
7,000,000	0.010	12/07/15	7,000,000
Illinois Finance Authority VRDN RB for Northwestern University Series 2008 Subseries D RMKT
8,000,000	0.010	12/07/15	8,000,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Series 2009 Subseries E-1 RMKT (Wells Fargo Bank N.A., LOC)
2,000,000	0.010	12/01/15	2,000,000
Illinois Finance Authority VRDN RB Refunding for Advocate Health Care Network Series 2008 Subseries C-1 (JPMorgan Chase Bank N.A., SPA)
76,900,000	0.010	12/07/15	76,900,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.030	12/07/15	3,950,000
Illinois Finance Authority VRDN RB Refunding for Northwestern Memorial Hospital Series 2007 A-4 (Wells Fargo Bank N.A., SPA)
2,000,000	0.010	12/07/15	2,000,000
Illinois Finance Authority VRDN RB Refunding for Northwestern University Putters Series 2009-3302 (JPMorgan Chase Bank N.A., LIQ)(a)
6,400,000	0.010	12/01/15	6,400,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority VRDN RB Refunding for University of Chicago Floaters Series 2015-XF-2160 (Barclays Bank PLC, LOC)(a)
$15,200,000	0.030%	12/07/15	$ 15,200,000
Illinois Finance Authority VRDN RB Refunding for University of Chicago Floaters Series 2015-XM-0050 (Citibank N.A., LIQ)(a)
4,500,000	0.020	12/07/15	4,500,000
Metropolitan Water Reclamation District of Greater Chicago Floaters Series 2015-XM-0024 (Morgan Stanley Bank, LIQ)(a)
18,000,000	0.120	12/07/15	18,000,000
Tender Option Bond Trust Receipts Certificates Various States Floaters Series 2015-XF-0108 (JPMorgan Chase Bank N.A., LIQ)(a)
30,825,000	0.040	12/07/15	30,825,000
University of Illinois Board of Trustees VRDN COPS Refunding for Utility Infrastructure Projects Series 2004 RMKT (BMO Harris Bank, N.A., SPA)
48,025,000	0.260	12/07/15	48,025,000

			249,859,000

Indiana – 1.8%
Indiana Finance Authority Hospital VRDN RB for Indiana University Health Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
11,000,000	0.010	12/07/15	11,000,000
Indiana Finance Authority Hospital VRDN RB Refunding for Indiana University Health Floaters Series 2015-XM-0032 (Royal Bank of Canada, LIQ)(a)
6,000,000	0.030	12/07/15	6,000,000
Indiana Finance Authority VRDN RB Refunding for Trinity Health Corp. Floaters Series 2015-XF-0106 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.040	12/07/15	17,180,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Subordinate Credit Group Series 2005 A-2 RMKT
13,585,000	0.010	12/07/15	13,585,000
Indiana Health Facility Financing Authority VRDN RB Refunding for Ascension Health Senior Credit Group Floaters Trust Series 2015-XF-0090 (JPMorgan Chase Bank N.A., LIQ)(a)
3,950,000	0.020	12/07/15	3,950,000
Indiana Health Facility Financing Authority VRDN RB Refunding for Ascension Health Solar Certificates Series 2007-0063 (U.S. Bank N.A., LIQ)(a)
14,910,000	0.040	12/07/15	14,910,000
Indiana Health Facility Financing Authority VRDN RB Refunding for Sisters of St. Francis Health Services, Inc. Obligated Group Putters Series 2010-3639Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
4,925,000	0.040	12/07/15	4,925,000
University of Purdue VRDN RB for Student Facilities System Series 2004 A
10,325,000	0.010	12/07/15	10,325,000
University of Purdue VRDN RB for Student Facilities System Series 2007 C
12,335,000	0.010	12/07/15	12,335,000

			94,210,000

Louisiana – 1.0%
Louisiana Public Facilities Authority VRDN RB for Air Products and Chemicals Project Series 2007
4,800,000	0.010	12/01/15	4,800,000
State of Louisiana Gasoline & Fuels Tax RB Series 2006 A (BHAC-CR AGM)
15,000,000	4.750	05/01/16	15,276,574
State of Louisiana Gasoline & Fuels Tax VRDN RB Eagle Refunding Series 2014-0049 Class A (Citibank N.A., LIQ)(a)
25,000,000	0.020	12/07/15	25,000,000
State of Louisiana GO Refunding Series 2014 D-1
4,830,000	5.000	12/01/15	4,830,000
State of Louisiana GO Refunding Series 2014 D-2
1,205,000	5.000	12/01/15	1,205,000

			51,111,574

Maine – 0.3%
Maine Health & Higher Educational Facilities Authority VRDN RB Refunding for Bowdoin College Floater Trust Series 2009-5B (Barclays Bank PLC, LIQ)(a)
6,665,000	0.030	12/07/15	6,665,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Maine – (continued)
Maine Health & Higher Educational Facilities Authority VRDN RB Refunding for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,955,000	0.020%	12/07/15	$ 6,955,000

			13,620,000

Maryland – 0.7%
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
23,860,000	0.100	12/07/15	23,860,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins Health System Floater Certificates Series 2013 O-66 (Royal Bank of Canada, LIQ)(a)
5,650,000	0.010	12/07/15	5,650,000
Maryland State Transportation Authority VRDN RB Austin Trust Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.060	12/07/15	5,000,000
State of Maryland Department of Transportation RB Refunding Series 2011
3,000,000	5.000	05/01/16	3,058,808
State of Maryland GO for State and Local Facilities Loan First Series 2009 C
1,400,000	5.000	03/01/16	1,416,638

			38,985,446

Massachusetts – 1.7%
Commonwealth of Massachusetts (The) GO Consolidated Loan Refunding Series 2010 C
3,775,000	5.000	12/01/15	3,775,000
Commonwealth of Massachusetts (The) GO VRDN Austin Trust Certificates Refunding Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.060	12/07/15	9,500,000
Commonwealth of Massachusetts (The) GO VRDN Refunding SIFMA Index Series 2012 A
15,000,000	0.490	02/01/16	15,001,938
Commonwealth of Massachusetts (The) GO VRDN Refunding SIFMA Index Series 2013 A
16,000,000	0.300	02/01/16	16,000,405
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Refunding Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.060	12/07/15	5,000,000
Massachusetts Bay Transportation Authority VRDN RB for General Transportation System Series 2000 A2 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
10,200,000	0.010	12/07/15	10,200,000
Massachusetts Development Finance Agency VRDN RB for Partners Healthcare System, Inc. Floaters Series 2015-XF-0245 (JPMorgan Chase Bank N.A., LIQ)(a)
4,265,000	0.020	12/07/15	4,265,000
Massachusetts Development Finance Agency VRDN RB Refunding for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.020	12/07/15	4,000,000
Massachusetts Development Finance Agency VRDN RB Refunding for Tufts University Series 2011 P
7,600,000	3.000	02/16/16	7,643,948
Massachusetts Health & Educational Facilities Authority RB for Massachusetts Institute of Technology Series 2009 O
4,245,000	5.000	07/01/16	4,362,290
Massachusetts Health & Educational Facilities Authority VRDN RB for Baystate Medical Center Series 2009 K RMKT (Bank of America N.A., LOC)
4,500,000	0.010	12/07/15	4,500,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
5,450,000	0.010	12/07/15	5,450,000
Massachusetts Health & Educational Facilities Authority VRDN RB Refunding for Tufts University Series 2008 N-2 RMKT (Wells Fargo Bank N.A., SPA)
1,800,000	0.010	12/01/15	1,800,000
Massachusetts Water Resources Authority VRDN RB Refunding Series 2008 E (JPMorgan Chase Bank N.A., SPA)
545,000	0.020	12/07/15	545,000

			92,043,581

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Michigan – 0.2%
Michigan Finance Authority RB Refunding for Unemployment Obligation Assessment Series 2012 A
$425,000	5.000%	07/01/16	$ 436,292
Michigan Finance Authority VRDN RB Refunding for Trinity Health Credit Group Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
6,870,000	0.010	12/07/15	6,870,000
Michigan State University VRDN RB Series 2005 (Royal Bank of Canada, SPA)
3,700,000	0.010	12/07/15	3,700,000
Regents of the University of Michigan VRDN RB Refunding Series 2012 B (Northern Trust Co. SPA)
685,000	0.010	12/01/15	685,000

			11,691,292

Minnesota – 0.5%
City of Minneapolis VRDN RB for University Gateway Project Series 2002 (Wells Fargo Bank N.A., SPA)
3,000,000	0.020	12/07/15	3,000,000
City of Minneapolis VRDN RB for University Gateway Project Series 2009 (Wells Fargo Bank N.A., SPA)
3,000,000	0.010	12/07/15	3,000,000
County of Hennepin GO Refunding Series 2014 B
6,700,000	5.000	12/01/15	6,700,000
Minnesota Higher Education Facilities Authority VRDN RB Refunding for Carleton College Series 2005 Six D (JPMorgan Chase Bank N.A., SPA)
5,245,000	0.030	12/07/15	5,245,000
Rochester Health Care Facilities VRDN RB Refunding for Mayo Clinic Series 2002 A RMKT (Bank of America N.A., SPA)
2,400,000	0.010	12/07/15	2,400,000
State of Minnesota GO Series 2015 B
7,750,000	3.000	08/01/16	7,890,086

			28,235,086

Mississippi – 1.9%
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT - Chevron Corp.)
24,450,000	0.010	12/01/15	24,450,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B (GTY AGMT - Chevron Corp.)
15,500,000	0.010	12/01/15	15,500,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 E (GTY AGMT - Chevron Corp.)
4,150,000	0.010	12/01/15	4,150,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 E (GTY AGMT - Chevron Corp.)
10,150,000	0.010	12/01/15	10,150,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 B (GTY AGMT - Chevron Corp.)
1,000,000	0.010	12/07/15	1,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 E (GTY AGMT - Chevron Corp.)
10,000,000	0.010	12/07/15	10,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 F (GTY AGMT - Chevron Corp.)
625,000	0.010	12/07/15	625,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 L (GTY AGMT - Chevron Corp.)
12,990,000	0.010	12/01/15	12,990,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 B (GTY AGMT - Chevron Corp.)
20,480,000	0.010	12/01/15	20,480,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 E (GTY AGMT - Chevron Corp.)
400,000	0.010	12/01/15	400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 G (GTY AGMT - Chevron Corp.)
3,100,000	0.010	12/01/15	3,100,000

			102,845,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Missouri – 1.0%
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Floaters Series 2015-ZF-214 (JPMorgan Chase Bank N.A., LIQ)
$6,665,000	0.020%	12/07/15	$ 6,665,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
11,395,000	0.020	12/07/15	11,395,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2005 B RMKT
18,400,000	0.010	12/07/15	18,400,000
Missouri Health & Educational Facilities Authority VRDN RB Refunding for BJC Health System Series 2008 B (BJC Health System, LIQ)
19,900,000	0.010	12/07/15	19,900,000

			56,360,000

Multi-State – 1.8%
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)
15,820,000	0.020	12/07/15	15,820,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)
22,935,000	0.020	12/07/15	22,935,000
Federal Home Loan Mortgage Corporation VRDN RB for Multi-Family Variable Rate Certificates Series 2015-M033 Class A (FHLMC, LIQ)
10,525,000	0.020	12/07/15	10,525,000
New York City Trust for Cultural Resources VRDN RB Refunding for Museum of Modern Art Series 2015-XM-0072 (Bank of America N.A., LIQ)(a)
5,995,000	0.060	12/07/15	5,995,000
Nuveen AMT-Free Municipal Income Fund VRDP Series 2013-1-2190 (Deutsche Bank A.G., LIQ)(a)
43,800,000	0.130	12/07/15	43,800,000

			99,075,000

Nebraska – 0.4%
City of Lincoln Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.030	12/07/15	21,870,000

Nevada – 1.1%
City of Las Vegas NV GO Refunding for Limited Tax Series 2014 A
4,470,000	5.000	05/01/16	4,558,411
Clark County GO VRDN Refunding for Flood Control Floaters Series 2015-XM- 0116 (NATL-RE FGIC) (Morgan Stanley Bank, LIQ)(a)
7,615,000	0.280	12/07/15	7,615,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.020	12/07/15	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.020	12/07/15	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.020	12/07/15	7,000,000
Las Vegas Valley Water District GO VRDN Floaters Series 2015-ZF-0155 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.020	12/07/15	5,000,000
Las Vegas Valley Water District GO VRDN Putters Refunding Series 2011-3987Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,185,000	0.050	12/07/15	7,185,000
State of Nevada GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.020	12/07/15	8,450,000
State of Nevada Unemployment Compensation Fund RB Refunding Series 2013
9,390,000	5.000	06/01/16	9,614,233

			61,727,644

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New Hampshire – 0.6%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Floaters Trust Series 2009-7W (Barclays Bank PLC, LIQ)(a)
$8,825,000	0.030%	12/07/15	$ 8,825,000
New Hampshire Health & Education Facilities Authority VRDN RB Refunding for Dartmouth College Series 2003 (U.S. Bank N.A., SPA)
21,115,000	0.010	12/07/15	21,115,000
State of New Hampshire GO for Capital Improvements Series 2009 B
1,700,000	5.000	03/01/16	1,720,288

			31,660,288

New Jersey – 0.7%
New Jersey Housing & Mortgage Finance Agency Multi-Family Conduit VRDN RB for Lincoln Towers Project Series 2015 E
7,000,000	0.480	09/01/16	7,000,000
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1154 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
22,235,000	0.160	12/07/15	22,235,000
Rutgers The State University of New Jersey CP Series 2015 A (Wells Fargo Bank N.A., SLOC) (Wells Fargo Bank N.A., LIQ)
7,400,000	0.070	01/06/16	7,400,000

			36,635,000

New Mexico – 1.0%
Regents of the University of New Mexico (The) VRDN RB Refunding Subordinate Lien System Series 2003 B (U.S. Bank N.A., SPA)
18,160,000	0.010	12/07/15	18,160,000
Regents of the University of New Mexico (The) VRDN RB Subordinate Lien System Improvement Series 2001 (U.S. Bank N.A., SPA)
31,020,000	0.010	12/07/15	31,020,000
State of New Mexico Capital Projects GO Series 2015
5,300,000	5.000	03/01/16	5,363,080

			54,543,080

New York – 19.0%
City of Binghamton GO BANS Refunding Series 2015
21,396,162	1.250	01/29/16	21,427,151
City of Binghamton GO BANS Series 2015 B
17,588,150	1.250	04/22/16	17,651,131
City of New York GO Refunding Series 2013 J
2,065,000	5.000	08/01/16	2,129,315
City of New York GO Refunding Series 2014 J
6,000,000	3.000	08/01/16	6,107,526
City of New York GO VRDN Floaters Series 2015-ZF-0206 (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.020	12/07/15	2,700,000
County of Nassau GO RANS Series 2015 A
17,800,000	2.000	03/15/16	17,871,308
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
700,000	0.010	12/01/15	700,000
County of Nassau Interim Finance Authority VRDN RB Refunding Series 2008 D-1 RMKT (BMO Harris Bank N.A., SPA)
25,575,000	0.010	12/07/15	25,575,000
County of Onondaga Trust for Cultural Resources VRDN RB Refunding for Syracuse University Project Series 2010 A RMKT (Wells Fargo Bank N.A., LOC)
3,295,000	0.010	12/07/15	3,295,000
Erie County IDA VRDN RB for City School District of the City of Buffalo Project SPEARS Series 2012-DB-1054 (State Aid Withholding) (Deutsche Bank A.G., LIQ)(a)
5,035,000	0.220	12/07/15	5,035,000
Metropolitan Transportation Authority VRDN RB Refunding for Dedicated Tax Fund Floaters Series 2015-ZF-0204 (JPMorgan Chase Bank N.A., LIQ)(a)
3,165,000	0.020	12/07/15	3,165,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-1 (U.S. Bank N.A., LOC)
5,500,000	0.010	12/01/15	5,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-2 (Bank of Tokyo-Mitsubishi UFJ, LOC)
$28,000,000	0.010%	12/07/15	$ 28,000,000
Metropolitan Transportation Authority VRDN RB Refunding Series 2015 Subseries E-3 (Citibank N.A., LOC)
18,000,000	0.010	12/07/15	18,000,000
Metropolitan Transportation Authority VRDN RB Series 2005 Subseries E-1 RMKT (Bank of Montreal, LOC)
8,500,000	0.010	12/01/15	8,500,000
Metropolitan Transportation Authority VRDN RB Series 2015 Subseries E-5 (U.S. Bank N.A., LOC)
3,000,000	0.010	12/01/15	3,000,000
New York City GO VRDN Refunding Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
31,080,000	0.010	12/01/15	31,080,000
New York City GO VRDN Series 2005 Subseries F-3 (Sumitomo Mitsui Banking Corp., LOC)
11,600,000	0.010	12/07/15	11,600,000
New York City GO VRDN Series 2006-I Subseries I-3 (Bank of America N.A., LOC)
11,600,000	0.010	12/01/15	11,600,000
New York City Housing Development Corp. MF Hsg. VRDN RB for Bruckner by the Bridge Series 2008 A RMKT (FHLMC, LIQ)
14,900,000	0.010	12/07/15	14,900,000
New York City Housing Development Corp. MF Hsg. VRDN RB for W 26th Street Development Series 2011 B RMKT (FHLMC, LIQ)
4,200,000	0.010	12/07/15	4,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-2 RMKT (Royal Bank of Canada, SPA)
29,000,000	0.010	12/07/15	29,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2008 Subseries B-4 RMKT (Royal Bank of Canada, SPA)
43,805,000	0.010	12/07/15	43,805,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Refunding Series 2012 Subseries B-2 (California Public Employees Retirement System, SPA)
2,100,000	0.010	12/01/15	2,100,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Austin Trust Certificates Refunding Series 2008-1192 (Bank of America N.A., LIQ)(a)
6,000,000	0.060	12/07/15	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Refunding Series 2011-3274X (Credit Suisse, LIQ)(a)
7,980,000	0.010	12/07/15	7,980,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Refunding Series 2013-16U (Barclays Bank PLC, LIQ)(a)
2,000,000	0.020	12/07/15	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Refunding Series 2013-3WX (Barclays Bank PLC, LIQ)(a)
6,800,000	0.020	12/07/15	6,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floaters Refunding Series 2015-XF-0238 (TD Bank N.A., LIQ)(a)
16,940,000	0.020	12/07/15	16,940,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Putters Refunding Series 2008-3231Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.010	12/01/15	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2014 Subseries BB-2 (Mizuho Bank, Ltd., SPA)
7,300,000	0.010	12/01/15	7,300,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-1 (Bank of America N.A., SPA)
13,000,000	0.010	12/01/15	13,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-2 (PNC Bank N.A., SPA)
$14,300,000	0.010%	12/01/15	$ 14,300,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Refunding Series 2015 Subseries AA-3 (Royal Bank of Canada, SPA)
6,000,000	0.010	12/01/15	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)
24,700,000	0.020	12/01/15	24,700,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution SPEARS Refunding Series 2011-DB-1028X (Deutsche Bank A.G., LIQ)(a)
5,265,000	0.100	12/07/15	5,265,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1A RMKT (Sumitomo Mitsui Banking, SPA)
3,100,000	0.010	12/07/15	3,100,000
New York City Transitional Finance Authority RB for Future Tax Secured Series 2014 Subseries D-1
6,200,000	2.000	02/01/16	6,218,886
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Series 2015-XM-0029 (Royal Bank of Canada, LIQ)(a)
6,300,000	0.010	12/07/15	6,300,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (JPMorgan Chase Bank N.A., SPA)
90,000	0.010	12/07/15	90,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-6 (State Street Bank & Trust Co., SPA)
600,000	0.010	12/01/15	600,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2014 Subseries A-3 (Mizuho Bank, Ltd., SPA)
29,300,000	0.010	12/01/15	29,300,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2015 Subseries A-4 (Bank of America N.A., SPA)
9,325,000	0.010	12/01/15	9,325,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2015 Subseries A-5 (Royal Bank of Canada, SPA)
5,000,000	0.010	12/01/15	5,000,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-D (Landesbank Hessen-Thueringen Girozentrale, SPA)
1,500,000	0.010	12/01/15	1,500,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Series 2002-A-3B Convertible (Bank of Tokyo-Mitsubishi UFJ, LOC)
7,300,000	0.010	12/07/15	7,300,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Floaters Series 2015-ZF-0185 (JPMorgan Chase Bank N.A., LIQ)(a)
3,125,000	0.020	12/07/15	3,125,000
New York City Transitional Finance Authority VRDN RB Refunding for Future Tax Secured Series 2001 C RMKT (PNC Bank N.A., SPA)
1,500,000	0.010	12/01/15	1,500,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
8,000,000	0.010	12/07/15	8,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2000 A (JPMorgan Chase Bank N.A., SPA)
925,000	0.010	12/07/15	925,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
1,200,000	0.010	12/07/15	1,200,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Cancer Center Floaters Trust Series 2014-XF- 0006 (JPMorgan Chase Bank N.A., LIQ)(a)
10,025,000	0.020	12/07/15	10,025,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Cancer Center Floaters Trust Series 2015-XF- 0094 (JPMorgan Chase Bank N.A., LIQ)(a)
7,160,000	0.020	12/07/15	7,160,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
$8,770,000	0.020%	12/07/15	$ 8,770,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University ROCS-RR-II R-11944 Series 2011 (Citibank N.A., LIQ)(a)
1,000,000	0.010	12/07/15	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
400,000	0.010	12/01/15	400,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Refunding for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
2,680,000	0.020	12/07/15	2,680,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Refunding for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
2,300,000	0.010	12/07/15	2,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB Refunding for Vassar College Floaters Series 2014-XF-0007 (JPMorgan Chase Bank N.A.,LIQ)(a)
4,930,000	0.020	12/07/15	4,930,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Floaters Refunding Series 2015-ZF-0171 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.020	12/07/15	2,500,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Floaters Refunding Series 2015-ZM-0084 (JPMorgan Chase Bank N.A., LIQ)(a)
7,330,000	0.020	12/07/15	7,330,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Floaters Series 2015-ZF-0255 (JPMorgan Chase Bank N.A., LIQ)(a)
5,210,000	0.020	12/07/15	5,210,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.020	12/07/15	11,060,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Floaters Trust Series 2014-XF-0012 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.020	12/07/15	5,000,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.020	12/07/15	6,660,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,360,000	0.020	12/07/15	6,360,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR-II R-11479 Series 2008 (Citibank N.A., LIQ)(a)
4,130,000	0.020	12/07/15	4,130,000
New York State Environmental Facilities Corp. VRDN RB Refunding for State Clean Water & Drinking Water Revolving Funds Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
7,245,000	0.020	12/07/15	7,245,000
New York State Environmental Facilities Corp. VRDN RB Refunding for State Clean Water & Drinking Water Revolving Funds Putters Series 2013-4355 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.020	12/07/15	2,500,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Series 2004 A (FNMA) (FNMA, LIQ)
5,400,000	0.010	12/07/15	5,400,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA) (FNMA, LIQ)
9,000,000	0.010	12/07/15	9,000,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA) (FNMA, LIQ)
83,775,000	0.010	12/07/15	83,775,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A RMKT (FHLMC, LIQ)
1,700,000	0.010	12/07/15	1,700,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
$11,200,000	0.010%	12/07/15	$ 11,200,000
New York State Housing Finance Agency VRDN RB Refunding for Taconic Housing West 17th Street Series 2009 A (FNMA) (FNMA, LIQ)
10,325,000	0.010	12/07/15	10,325,000
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011-DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
45,675,000	0.140	12/07/15	45,675,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.210	12/07/15	7,000,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2003 4V RMKT (Bank of America N.A., SPA)
1,300,000	0.010	12/07/15	1,300,000
New York State Local Government Assistance Corp. VRDN RB Refunding for Subordinated Lien Series 2008 B-7V (JPMorgan Chase Bank N.A., SPA)
40,785,000	0.010	12/07/15	40,785,000
New York State Local Government Assistance Corp. VRDN RB Refunding Series 1997 SG-100 (NATL-RE-IBC) (Societe Generale, SPA)
2,100,000	0.130	12/07/15	2,100,000
New York State Thruway Authority VRDN RB Floater Refunding Series 2008- 2800 (Credit Suisse, LIQ)
13,865,000	0.010	12/07/15	13,865,000
New York State Urban Development Corp. for State Personal Income Tax RB Series 2010 A
450,000	5.000	03/15/16	455,949
New York State Urban Development Corp. for State Personal Income Tax VRDN RB Floater Trust Series 2009 6W-Reg D (Barclays Bank PLC, LIQ)(a)
3,470,000	0.020	12/07/15	3,470,000
New York State Urban Development Corp. for State Personal Income Tax VRDN RB Series 2004 A-3B RMKT (JPMorgan Chase Bank N.A., SPA)
38,200,000	0.010	12/07/15	38,200,000
Northport-East Northport Union Free School District GO TANS Series 2015 (State Aid Withholding)
32,500,000	2.000	06/27/16	32,806,013
Port Authority of New York & New Jersey VRDN RB Floaters Refunding Series 2015-XF-2163 (Citibank N.A., LIQ)(a)
1,220,000	0.010	12/07/15	1,220,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-14077 Series 2013 (Citibank N.A., LIQ)(a)
2,585,000	0.020	12/07/15	2,585,000
Port Authority of New York & New Jersey VRDN RB ROCS-RR-II-R-664 Refunding Series 2006 (Citibank N.A., LIQ)(a)
100,000	0.020	12/07/15	100,000
Port Authority of New York & New Jersey VRDN RB SPEARS Series 2011-DB-1031X (Deutsche Bank A.G., LIQ)(a)
5,770,000	0.100	12/07/15	5,770,000
Sales Tax Asset Receivable Corp. VRDN RB Floaters Refunding Series 2015-XF-0133 (JPMorgan Chase Bank N.A., LIQ)(a)
2,140,000	0.020	12/07/15	2,140,000
Town of Hempstead GO BANS Series 2014
18,000,000	1.500	12/18/15	18,008,760
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
12,000,000	0.010	12/07/15	12,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F RMKT (Helaba, LOC)
41,100,000	0.020	12/01/15	41,100,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-3 RMKT (Bank of Tokyo-Mitsubishi UFJ, LOC)
19,100,000	0.010	12/07/15	19,100,000

			1,021,051,039

North Carolina – 2.6%
City of Raleigh Combined Enterprise System VRDN RB Series 2008 A RMKT (Bank of America N.A., SPA)
8,610,000	0.010	12/07/15	8,610,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
City of Raleigh Combined Enterprise System VRDN RB Series 2008 B RMKT (Bank of America N.A., SPA)
$5,575,000	0.010%	12/07/15	$ 5,575,000
County of Guilford GO VRDN Series 2005 B (Wells Fargo Bank N.A., SPA)
6,880,000	0.020	12/07/15	6,880,000
County of Mecklenburg GO Refunding Series 2009 C
3,285,000	5.000	03/01/16	3,324,377
County of Union Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
16,985,000	0.010	12/07/15	16,985,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2008-3186Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,500,000	0.010	12/01/15	3,500,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Duck University Project Floaters Series 2015-XF-2165 (Morgan Stanley Bank, LIQ)(a)
3,390,000	0.020	12/07/15	3,390,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Duck University Project Floaters Series 2015-XF-2167 (Citibank N.A., LIQ)(a)
1,600,000	0.020	12/07/15	1,600,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Duck University Project Floaters Series 2015-ZM-0105 (Morgan Stanley Bank, LIQ)(a)
6,080,000	0.020	12/07/15	6,080,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Duke University Project Eagle Series 2014-0050 Class A (Citibank N.A., LIQ)(a)
8,000,000	0.020	12/07/15	8,000,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.020	12/07/15	11,000,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Wake Forest University Series 2004 A
21,720,000	0.020	12/07/15	21,720,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.030	12/07/15	2,000,000
North Carolina State University Raleigh VRDN RB Series 2003 B (Bayerische Landesbank SPA)
6,385,000	0.010	12/07/15	6,385,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (Royal Bank of Canada, LOC)
19,100,000	0.010	12/07/15	19,100,000
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.020	12/07/15	5,345,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2001 C
3,500,000	0.010	12/07/15	3,500,000
University of North Carolina at Chapel Hill VRDN RB Refunding Series 2003 A (Bank of America N.A., SPA)
4,805,000	0.010	12/07/15	4,805,000

			137,799,377

North Dakota – 1.2%
County of Mercer Pollution Control Refunding for Basin Electric Power Cooperative CP Series 2009-1
64,925,000	0.080	12/01/15	64,925,000

Ohio – 3.1%
City of Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)(a)
4,360,000	0.040	12/07/15	4,360,000
Franklin County Hospital VRDN RB Improvement for Nationwide Children’s Hospital Project Series 2008 B
4,965,000	0.010	12/07/15	4,965,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (The Bank of New York Mellon, SPA)
18,120,000	0.010	12/07/15	18,120,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Ohio – (continued)
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
$24,200,000	0.010%	12/07/15	$ 24,200,000
Franklin County Hospital VRDN RB Refunding for Ohio Health Corp. SPEARS Series 2011-DB-1040 (Deutsche Bank A.G., LIQ)(a)
11,330,000	0.220	12/07/15	11,330,000
Ohio Higher Educational Facility Commission CP for Case Western Reserve University Program I Series 2015 (JPMorgan Chase Bank N.A., LOC)
38,500,000	0.060	12/08/15	38,500,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Floaters Series 2015-XF-0105 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.020	12/07/15	4,500,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,245,000	0.020	12/07/15	6,245,000
Ohio State Hospital Facility VRDN RB Refunding for Cleveland Clinic Health System Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.020	12/07/15	7,100,000
Ohio State University VRDN RB Series 2014 B-2
25,000,000	0.010	12/07/15	25,000,000
State of Ohio GO for Common Schools Series 2015 B
5,000,000	2.000	06/15/16	5,047,786
State of Ohio GO for Infrastructure Improvements Series 2012 A
2,285,000	4.000	02/01/16	2,299,693
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A
15,000,000	0.010	12/07/15	15,000,000

			166,667,479

Oklahoma – 0.2%
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Refunding Series 2012 E-37 (Royal Bank of Canada, LOC)(a)
9,600,000	0.010	12/07/15	9,600,000

Oregon – 0.7%
Metro GO Refunding Series 2014
9,965,000	2.000	06/01/16	10,050,970
State of Oregon GO TANS Series 2015 A
14,000,000	2.000	09/15/16	14,193,861
State of Oregon GO VRDN for Veterans’ Welfare Series 2005-84 RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
6,925,000	0.010	12/07/15	6,925,000
State of Oregon GO VRDN for Veterans’ Welfare Series 2006-86-RMKT (U.S. Bank N.A., SPA)
5,030,000	0.010	12/01/15	5,030,000

			36,199,831

Pennsylvania – 1.9%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Putters Series 2013-4323 (GTY AGMT - JPMorgan Chase Bank N.A.) (JPMorgan Chase Bank N.A., LIQ)(a)
60,000,000	0.110	12/01/15	60,000,000

Allegheny County Hospital Development Authority VRDN RB Refunding for University of Pittsburg Medical Center Floater Certificates Series 2011 E- 29 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)

7,000,000	0.010	12/07/15	7,000,000

Allegheny County Hospital Development Authority VRDN RB Refunding for University of Pittsburg Medical Center Floater Certificates Series 2013 E- 45 (Royal Bank of Canada, LOC) (Royal Bank of Canada, SPA)(a)

20,000,000	0.010	12/07/15	20,000,000
Butler County General Authority VRDN RB Refunding for Allegheny School District Project Series 2014 (State Aid Withholding) (PNC Bank N.A., SPA)
7,000,000	0.010	12/07/15	7,000,000
Delaware County Industrial Development Authority VRDN RB Refunding for United Parcel Service Project Series 2015
10,000,000	0.010	12/01/15	10,000,000

			104,000,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
South Carolina – 0.9%
City of Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
$3,000,000	0.030%	12/07/15	$ 3,000,000
Columbia Waterworks & Sewer System VRDN RB Series 2009 RMKT (Sumitomo Mitsui Banking, LOC)
10,000,000	0.010	12/07/15	10,000,000
South Carolina State Public Service Authority CP Series 2015 D (Bank of America N.A., SPA)
18,076,000	0.030	12/03/15	18,076,000
South Carolina State Public Service Authority RB Refunding for Santee Cooper Series 2006 A (NATL-RE)
13,000,000	5.000	01/01/16	13,053,892
State of South Carolina GO Refunding for State Capital Improvements Series 2011
2,700,000	5.000	03/01/16	2,732,051
State of South Carolina GO Refunding for State School Facilities Series 2011 (South Carolina School District)
3,430,000	5.000	03/01/16	3,471,107

			50,333,050

Tennessee – 1.6%
County of Knox GO Refunding Series 2003 A
1,485,000	5.000	02/01/16	1,496,909
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.030	12/07/15	2,000,000
State of Tennessee CP Series 2000 A (Tennessee Consolidated Retirement System, SLOC)
50,000,000	0.110	12/02/15	50,000,000
35,000,000	0.060	12/09/15	35,000,000

			88,496,909

Texas – 6.5%
Board of Regents of the Texas A&M University System VRDN RB Floaters Trust Refunding Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.030	12/07/15	2,500,000
Board of Regents of the Texas State University System RB Refunding Series 2015 A
5,815,000	2.500	03/15/16	5,852,963
Board of Regents of the University of Texas System VRDN RB Refunding for Financing System Series 2008 B (University of Texas Investment Management Company, LIQ)
1,200,000	0.010	12/07/15	1,200,000
City of Austin Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
35,075,000	0.010	12/07/15	35,075,000
City of Dallas GO Refunding Series 2013 A
2,205,000	4.000	02/15/16	2,222,044
City of Houston Airport System VRDN RB Floater Certificates Refunding Series 2012-0-44 (Royal Bank of Canada, LIQ)(a)
8,330,000	0.010	12/07/15	8,330,000
City of Houston GO Refunding for Public Improvements Series 2013 A
1,345,000	4.000	03/01/16	1,357,695
City of San Antonio Electric & Gas System RB Refunding Series 2009 A
1,260,000	5.000	02/01/16	1,270,125
City of San Antonio Electric & Gas System RB Refunding Series 2011
3,795,000	5.000	02/01/16	3,825,310
City of San Antonio Electric & Gas System RB Series 2006 A
4,310,000	5.000	02/01/16	4,344,432
City of San Antonio Electric & Gas System VRDN RB Floater Series 2015-ZF- 0211 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.020	12/07/15	5,000,000
City of San Antonio Electric & Gas System VRDN RB Putters Refunding Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
9,015,000	0.020	12/07/15	9,015,000
City of San Antonio Electric & Gas System VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)(a)
9,995,000	0.020	12/07/15	9,995,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
City of San Antonio GO for General Improvements Series 2012
$1,600,000	5.000%	02/01/16	$ 1,612,978
County of Fort Bend GO Refunding Series 2015 A
1,170,000	2.000	03/01/16	1,174,782
Dallas Area Rapid Transit Sales Tax VRDN RB Refunding Senior Lien ROCS-RR-II R-11541 Series 2008 (Citibank N.A., LIQ)
1,560,000	0.020	12/07/15	1,560,000
Dallastown Area School District GO VRDN Refunding Series 2015 (State Aid Withholding)
10,000,000	1.252	04/15/16	10,034,392
Dickinson ISD GO VRDN Municipal Trust Receipts Refunding Series 2000-SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.040	12/01/15	13,350,000
El Paso Waterworks & Sewer System CP Series 2015 A (JPMorgan Chase Bank N.A., LIQ)
5,000,000	0.050	12/02/15	4,999,999
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(a)
10,065,000	0.020	12/07/15	10,065,000
Harris County Cultural Education Facilities Finance Corp. CP Refunding for Methodist Hospital Series 2009 C-1
25,000,000	0.220	04/05/16	25,000,000
Harris County Cultural Education Facilities Finance Corp. CP Refunding for Methodist Hospital Series 2009 C-2
3,000,000	0.180	02/03/16	3,000,000
10,000,000	0.220	04/05/16	10,000,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.040	12/07/15	4,795,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2013 B
4,275,000	0.410	06/01/16	4,279,690
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank N.A., LIQ)(a)
6,845,000	0.020	12/07/15	6,845,000
Houston ISD Limited Tax Schoolhouse GO Series 2009 A-1
1,535,000	5.000	02/15/16	1,550,169
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
18,745,000	0.020	12/07/15	18,745,000
North Central Texas Health Facilities Development Corp. Hospital for Children’s Medical Center of Dallas Project VRDN RB Floaters Trust Series 2015-XF- 0034 (Toronto-Dominion Bank, LIQ)(a)
20,000,000	0.020	12/07/15	20,000,000
State of Texas GO VRDN for Transportation Commission Mobility Fund Floaters Series 2015-XM-0064 (Bank of America N.A., LIQ)(a)
6,074,000	0.030	12/07/15	6,074,000
State of Texas GO VRDN for Veterans Series 2013 A (Sumitomo Mitsui Banking Corp., SPA)
1,000,000	0.010	12/07/15	1,000,000
State of Texas GO VRDN for Veterans Series 2015 A (Landesbank Hessen- Thueringen Girozentrale, SPA)
13,300,000	0.020	12/07/15	13,300,000
State of Texas GO VRDN for Veterans Series 2015 B (Mizuho Bank, Ltd., SPA)
20,000,000	0.010	12/07/15	20,000,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2012 B
21,500,000	0.010	12/07/15	21,500,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 A
6,250,000	0.010	12/07/15	6,250,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Texas Health Resources Series 2008 C
24,070,000	0.010	12/07/15	24,070,000
Texas Public Finance Authority RB for Unemployment Compensation Series 2010 A
2,380,000	5.000	01/01/16	2,389,639
4,040,000	5.000	01/01/16	4,056,222

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,665,000	0.020%	12/07/15	$ 6,665,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.020	12/07/15	14,395,000

			346,699,440

Utah – 1.5%
City of Murray Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B
2,000,000	0.010	12/07/15	2,000,000
City of Riverton VRDN RB for IHC Health Services, Inc. SPEARS Series 2012- DB-1063X (Deutsche Bank A.G., LIQ)(a)
24,910,000	0.130	12/07/15	24,910,000
University of Utah VRDN RB Floaters Series 2015-XM-0056 (Citibank N.A., LIQ)(a)
9,490,000	0.020	12/07/15	9,490,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
21,600,000	0.010	12/07/15	21,600,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A., SPA)
15,000,000	0.010	12/07/15	15,000,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.060	12/07/15	5,000,000

			78,000,000

Virginia – 1.5%
Commonwealth of Virginia GO Refunding Series 2014 B
9,685,000	4.000	06/01/16	9,867,780
County of Loudoun GO Series 2015 A (State Aid Withholding)
4,240,000	5.000	12/01/15	4,240,000
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 A (Northern Trust Co., LOC)
2,900,000	0.040	12/07/15	2,900,000
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 B (Northern Trust Co., LOC)
2,800,000	0.040	12/07/15	2,800,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2012- 3309 (Credit Suisse, LIQ)(a)
4,580,000	0.010	12/07/15	4,580,000
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
5,900,000	0.020	12/07/15	5,900,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Series 2005 C-1 RMKT (Northern Trust Co., LOC)
9,305,000	0.040	12/07/15	9,305,000
Fairfax County IDA VRDN RB Refunding for Inova Health System Series 2005 C-2 RMKT (Northern Trust Co., LOC)
3,600,000	0.040	12/07/15	3,600,000
University of Virginia VRDN RB Putters Refunding Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
15,010,000	0.010	12/01/15	15,010,000
Virginia College Building Authority Educational Facilities VRDN RB Refunding for University of Richmond Project Series 2004 (U.S. Bank N.A., SPA)
15,000,000	0.010	12/07/15	15,000,000
Virginia Commonwealth Transportation Board VRDN RB Floater Certificates Series 2013-0-67 (Royal Bank of Canada, LIQ)(a)
6,775,000	0.010	12/07/15	6,775,000

			79,977,780

Washington – 3.5%
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Floaters Series 2010-3198X (Morgan Stanley Bank, LIQ)(a)
4,250,000	0.020	12/07/15	4,250,000
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Floaters Series 2015-XF-2158 (Citibank N.A., LIQ)(a)
2,885,000	0.020	12/07/15	2,885,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Putters Series 2008-2625Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
$8,380,000	0.010%	12/01/15	$ 8,380,000
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Putters Series 2015-5002 (JPMorgan Securities LLC, LIQ)(a)
9,195,000	0.020	12/01/15	9,195,000
City of Spokane Water & Wastewater System RB Series 2014
5,625,000	5.000	12/01/15	5,625,000
County of King Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2009-1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
7,500,000	0.030	12/07/15	7,500,000
County of King Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.030	12/07/15	2,500,000
County of King Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust Co., SPA)
13,735,000	0.010	12/07/15	13,735,000
County of King Sewer Revenue RB Refunding Series 2011 B
6,345,000	5.000	01/01/16	6,370,665
County of King Sewer Revenue RB Refunding Series 2013 B
1,320,000	2.000	01/01/16	1,322,001
County of King Sewer Revenue VRDN RB Eagle Series 2014-0047 Class A (AGM) (Citibank N.A., LIQ)(a)
14,850,000	0.020	12/07/15	14,850,000
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 A (Landesbank Hessen-Thueringen LOC)
20,000,000	0.010	12/07/15	20,000,000
County of King Sewer Revenue VRDN RB Junior Lien Series 2001 B (Landesbank Hessen-Thueringen LOC)
5,000,000	0.010	12/07/15	5,000,000
Energy Northwest RB Refunding for Project 1 Series 2007 C
1,050,000	5.000	07/01/16	1,078,936
Energy Northwest RB Refunding for Project 1 Series 2008 A
2,490,000	5.250	07/01/16	2,561,133
Energy Northwest RB Refunding for Project 3 Series 2007 C
2,255,000	5.000	07/01/16	2,317,391
Snohomish County School District No. 15 Edmonds GO Series 2006 (NATL SCH BD GTY)
6,250,000	5.000	06/01/16	6,393,887
Spokane County School District No. 81 Spokane GO Series 2014 (SCH BD GTY)
7,985,000	5.500	12/01/15	7,985,000
State of Washington GO Refunding Series 2010 R-2011-A
2,510,000	5.000	01/01/16	2,520,146
State of Washington GO Series 2012 D
3,000,000	5.000	02/01/16	3,024,370
State of Washington GO VRDN Floaters Series 2015-XF-2114 (Citibank N.A., LIQ)(a)
4,700,000	0.020	12/07/15	4,700,000
State of Washington GO VRDN Putters Series 2008-2640 (JPMorgan Chase Bank N.A., LIQ)
9,995,000	0.020	12/07/15	9,995,000
State of Washington GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.020	12/07/15	10,000,000
State of Washington GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.010	12/07/15	2,250,000
University of Washington VRDN RB Floaters Series 2015-XF-2183 (Morgan Stanley Bank, LIQ)(a)
2,527,778	0.010	12/01/15	2,527,778
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Floaters Series 2009-3007 (Credit Suisse, LIQ)(a)
9,000,000	0.010	12/07/15	9,000,000
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.040	12/07/15	16,060,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
Washington Health Care Facilities Authority VRDN RB Refunding for Providence Health Services Floaters Series 2015-XF-0148 (Bank of America N.A., LIQ)(a)
$8,665,000	0.010%	12/07/15	$ 8,665,000

			190,691,307

Wisconsin – 1.3%
County of Milwaukee GO Series 2014 A
2,620,000	2.000	12/01/15	2,620,000
Kenosha Unified School District NO 1 TRANS Series 2015
10,000,000	1.000	02/25/16	10,017,007
15,000,000	1.500	09/22/16	15,126,747
State of Wisconsin GO Series 2011 A
220,000	5.000	05/01/16	224,093
State of Wisconsin GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)(a)
7,200,000	0.010	12/07/15	7,200,000
Wisconsin Health & Educational Facilities Authority VRDN RB Refunding for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.030	12/07/15	2,940,000
Wisconsin Health & Educational Facilities Authority VRDN RB Refunding for Froedtert Health Floater Certificates Series 2013-0-64 (Royal Bank of Canada, LIQ)(a)
5,275,000	0.040	12/07/15	5,275,000
Wisconsin Health & Educational Facilities Authority VRDN RB Refunding for Froedtert Health Floaters Series 2015-XF-0118 (JPMorgan Chase Bank N.A., LIQ)(a)
18,765,000	0.020	12/07/15	18,765,000
Wisconsin Health & Educational Facilities Authority VRDN RB Refunding for Froedtert Health Floaters Series 2015-ZF-2060 (Morgan Stanley Bank, LIQ)(a)
6,665,000	0.020	12/07/15	6,665,000

			68,832,847

Wyoming – 0.0%
County of Uinta VRDN PCRB Refunding Chevron USA, Inc. Project Series 1992
400,000	0.010	12/01/15	400,000

TOTAL MUNICIPAL DEBT OBLIGATIONS			$5,026,159,406

U.S. Government Agency Obligations – 3.2%
Federal Home Loan Bank
$12,000,000	0.198%	12/02/15	$ 11,999,935
13,000,000	0.203	12/02/15	12,999,928
23,500,000	0.265	12/16/15	23,497,444
50,000,000	0.241	02/17/16	49,974,325
50,000,000	0.269	02/24/16	49,968,715
25,000,000	0.240	04/15/16	24,996,328

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 173,436,675

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$5,199,596,081

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Repurchase Agreements(b) – 2.6%
Federal Reserve Bank of New York
$135,000,000	0.050%	12/01/15	$ 135,000,000
Maturity Value: $135,000,188
Collateralized by U.S. Treasury Notes, 2.125% to 3.625%, due 08/31/16 to 08/15/21. The aggregate market value of the collateral, including accrued interest, was $135,000,214.

Joint Repurchase Agreement Account I
6,300,000	0.117	12/01/15	6,300,000
Maturity Value: $6,300,021

TOTAL REPURCHASE AGREEMENTS			$ 141,300,000

TOTAL INVESTMENTS – 99.4%			$5,340,896,081

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%			30,477,389

NET ASSETS – 100.0%			$5,371,373,470

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At November 30, 2015, these securities amounted to $1,576,121,778 or approximately 29.3% of net assets.

(b) Unless noted, all repurchase agreements were entered into on November 30, 2015. Additional information on Joint Repurchase Agreement Account III appears in the Additional Investment Information section.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMT	— Alternative Minimum Tax (subject to)
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SCH BD GTY	— School Bond Guaranty
SLOC	— Stand-by Letter of Credit
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 101.5%
United States Treasury Bills
$250,000,000	0.051	%(a)	12/03/15	$ 249,999,306
4,500,000,000	0.076		12/10/15	4,499,915,630
1,841,000,000	0.076		12/17/15	1,840,938,637
3,000,000,000	0.122		12/24/15	2,999,770,000
274,000,000	0.219	(a)	03/03/16	273,851,089
293,000,000	0.265	(a)	03/03/16	292,803,202
34,560,000	0.316		05/19/16	34,509,408
20,000,000	0.416	(a)	06/02/16	19,958,039
United States Treasury Bond
588,000,000	7.250		05/15/16	606,733,921
United States Treasury Floating Rate Notes
6,615,000,000	0.185	(b)	01/31/16	6,615,126,209
4,417,000,000	0.209	(a)(b)	04/30/16	4,417,607,412
4,616,509,000	0.210	(a)(b)	07/31/16	4,617,256,196
75,000,000	0.193	(b)	10/31/16	75,002,089
525,000,000	0.224	(b)	01/31/17	524,993,776
125,000,000	0.278	(b)	10/31/17	124,999,999
United States Treasury Notes
274,000,000	0.375		01/15/16	274,056,489
138,500,000	0.375		01/31/16	138,549,869
674,000,000	2.000	(a)	01/31/16	676,042,914
595,500,000	0.375		02/15/16	595,699,208
1,109,500,000	4.500	(a)	02/15/16	1,119,403,897
346,000,000	0.250		02/29/16	346,010,879
326,000,000	2.125		02/29/16	327,490,217
1,222,000,000	2.625		02/29/16	1,229,265,763
2,040,000,000	0.375		03/15/16	2,040,750,340
555,000,000	2.250		03/31/16	558,616,819
16,000,000	0.375		04/30/16	16,011,289
125,000,000	2.000		04/30/16	125,927,689
50,000,000	2.625		04/30/16	50,467,496
209,000,000	0.250	(a)	05/15/16	208,978,728
290,000,000	5.125		05/15/16	296,422,974
50,000,000	0.375		05/31/16	50,008,387
363,500,000	0.500		06/15/16	363,806,819
162,000,000	0.625		07/15/16	162,249,002
88,000,000	0.625		08/15/16	88,050,885
86,000,000	4.875		08/15/16	88,686,774
100,000,000	1.000		08/31/16	100,385,112
283,490,000	3.000		08/31/16	288,864,750
114,000,000	0.875		09/15/16	114,378,788
71,000,000	1.000		09/30/16	71,313,107

TOTAL INVESTMENTS – 101.5%				$36,524,903,108

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%				(531,194,203)

NET ASSETS – 100.0%				$35,993,708,905

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) All or a portion represents a forward commitment.

(b) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2015.

Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 43.3%
United States Treasury Bills
$45,500,000	0.219	%(a)	03/03/16	$ 45,475,272
22,000,000	0.265		03/03/16	21,985,223
34,560,000	0.316		05/19/16	34,509,408
40,000,000	0.416	(a)	06/02/16	39,916,078
United States Treasury Bond
159,500,000	7.250		05/15/16	164,547,162
United States Treasury Floating Rate Notes
295,000,000	0.185	(b)	01/31/16	295,022,311
310,000,000	0.209	(a)(b)	04/30/16	310,071,216
10,000,000	0.210	(a)(b)	07/31/16	10,002,866
1,000,000,000	0.224	(b)	01/31/17	999,988,144
150,000,000	0.214	(b)	04/30/17	150,000,000
200,000,000	0.217	(b)	07/31/17	199,854,943
100,000,000	0.278	(b)	10/31/17	99,999,999
United States Treasury Notes
281,100,000	0.375		02/15/16	281,193,732
278,000,000	4.500		02/15/16	280,465,168
100,000,000	0.250		02/29/16	100,006,999
218,200,000	2.125		02/29/16	219,205,791
369,700,000	2.625		02/29/16	371,890,769
605,000,000	0.375		03/15/16	605,218,485
204,500,000	2.250		03/31/16	205,829,720
36,000,000	0.375		04/30/16	36,013,391
70,000,000	2.000		04/30/16	70,477,517
187,000,000	2.625		04/30/16	188,748,542
251,500,000	0.250	(a)	05/15/16	251,386,106
319,500,000	5.125		05/15/16	326,552,476
110,000,000	0.375		05/31/16	110,064,769
238,000,000	3.250		05/31/16	241,524,642
313,500,000	0.500		06/15/16	313,753,062
29,000,000	0.625		07/15/16	29,037,630
16,000,000	0.625		08/15/16	16,009,252
86,000,000	4.875		08/15/16	88,686,774
45,000,000	1.000		08/31/16	45,173,300
127,500,000	3.000		08/31/16	129,917,270
114,000,000	0.875		09/15/16	114,378,788
71,000,000	1.000		09/30/16	71,313,107

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 6,468,219,912

Repurchase Agreements(c) – 57.4%
Bank of Montreal
$300,000,000	0.250	%(b)(d)	12/07/15	$ 300,000,000
Maturity Value: $300,133,332
Settlement Date: 11/16/15

Collateralized by U.S. Treasury Bonds, 3.875% to 8.750%, due 05/15/17 to 08/15/40 and U.S. Treasury Notes, 0.625% to 4.250%, due 05/31/17 to 02/15/25. The aggregate market value of the collateral, including accrued interest, was $306,000,038.

300,000,000	0.270	(b)(d)	12/07/15	300,000,000
Maturity Value: $300,173,250
Settlement Date: 11/20/15

Collateralized by U.S. Treasury Bonds, 3.125% to 3.875%, due 08/15/40 to 02/15/43 and U.S. Treasury Notes, 0.625% to 2.750%, due 04/30/17 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $306,000,016.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Bank of Nova Scotia (The)
$857,000,000	0.120%		12/01/15	$ 857,000,000
Maturity Value: $857,002,857

Collateralized by U.S. Treasury Bills, 0.000%, due 12/24/15 to 07/21/16, U.S. Treasury Bonds, 2.875% to 6.875%, due 08/15/25 to 08/15/45, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 2.375%, due 01/15/27 to 02/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 01/15/17 to 01/15/24 and U.S. Treasury Notes, 0.250% to 4.875%, due 01/31/16 to 05/15/25. The aggregate market value of the collateral, including accrued interest, was $874,142,932.

250,000,000	0.180	(b)(d)	12/07/15	250,000,000
Maturity Value: $250,230,000
Settlement Date: 07/06/15

Collateralized by U.S. Treasury Bill, 0.000%, due 04/07/16, U.S. Treasury Bonds, 2.750% to 7.500%, due 11/15/24 to 11/15/44, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 3.875%, due 01/15/25 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 01/15/16 to 01/15/24 and U.S. Treasury Notes, 0.500% to 4.625%, due 06/30/16 to 08/15/24. The aggregate market value of the collateral, including accrued interest, was $255,188,706.

BNP Paribas Securities Corp.
500,000,000	0.120		12/01/15	500,000,000
Maturity Value: $500,001,667

Collateralized by U.S. Treasury Bill, 0.000%, due 12/03/15, U.S. Treasury Bond, 2.500%, due 02/15/45, U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/27, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 01/15/16 to 01/15/20 and U.S. Treasury Notes, 0.625% to 2.750%, due 05/31/17 to 06/30/22. The aggregate market value of the collateral, including accrued interest, was $510,000,003.

700,000,000	0.140	(b)(d)	12/01/15	700,000,000
Maturity Value: $703,223,120
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Bills, 0.000%, due 12/03/15 to 05/12/16, U.S. Treasury Bonds, 2.750% to 8.500%, due 02/15/20 to 11/15/42, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.625%, due 04/15/28 to 02/15/43, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/17 to 07/15/23, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/21 to 08/15/44, U.S. Treasury Notes, 0.375% to 4.875%, due 02/29/16 to 05/15/25 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/43 to 11/15/44. The aggregate market value of the collateral, including accrued interest, was $714,000,001.

Citigroup Global Markets, Inc.
125,000,000	0.060		12/01/15	125,000,000
Maturity Value: $125,000,208

Collateralized by U.S. Treasury Floating Rate Note, 0.284%, due 04/30/16 and U.S. Treasury Note, 1.625%, due 11/30/20. The aggregate market value of the collateral, including accrued interest, was $127,500,072.

Federal Reserve Bank of New York
350,000,000	0.050		12/01/15	350,000,000
Maturity Value: $350,000,486
Collateralized by U.S. Treasury Note, 2.125%, due 08/15/21. The market value of the collateral, including accrued interest, was $350,000,497.

Joint Repurchase Agreement Account I
2,000,000,000	0.117		12/01/15	2,000,000,000
Maturity Value: $2,000,006,507

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
JPMorgan Securities LLC
$155,100,000	0.120%		12/01/15	$ 155,100,000
Maturity Value: $155,100,517
Collateralized by U.S. Treasury Note, 1.625%, due 06/30/20. The market value of the collateral, including accrued interest, was $158,206,668.
500,000,000	0.070	(b)(d)	12/07/15	500,000,000
Maturity Value: $500,280,966
Settlement Date: 03/02/15

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/16 to 11/15/42, U.S. Treasury Notes, 1.375% to 1.875%, due 03/31/20 to 05/31/22 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/21 to 05/15/37. The aggregate market value of the collateral, including accrued interest, was $510,003,546.

Merrill Lynch, Pierce, Fenner & Smith, Inc.
114,300,000	0.110		12/01/15	114,300,000
Maturity Value: $114,300,349
Collateralized by U.S. Treasury Note, 1.750%, due 05/15/23. The market value of the collateral, including accrued interest, was $116,586,084.

Societe Generale
500,000,000	0.080		12/01/15	500,000,000
Maturity Value: $500,007,778
Settlement Date: 11/24/15

Collateralized by U.S. Treasury Bill, 0.000%, due 12/17/15, U.S. Treasury Bonds, 3.125% to 8.750%, due 08/15/20 to 02/15/42, U.S. Treasury Floating Rate Notes, 0.285% to 0.292%, due 07/31/16 to 07/31/17, U.S. Treasury Inflation-Indexed Bonds, 2.125% to 2.375%, due 01/15/27 to 02/15/41, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.250%, due 07/15/20 to 07/15/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/22 to 11/15/28, U.S. Treasury Notes, 0.625% to 4.625%, due 08/15/16 to 05/15/22 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 02/15/44. The aggregate market value of the collateral, including accrued interest, was $510,000,003.

742,500,000	0.120		12/01/15	742,500,000
Maturity Value: $742,502,475

Collateralized by U.S. Treasury Bonds, 2.875% to 6.750%, due 08/15/23 to 08/15/45, U.S. Treasury Floating Rate Note, 0.292%, due 07/31/17, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 2.125%, due 02/15/40 to 02/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 01/15/17 to 01/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/22 to 11/15/34, U.S. Treasury Notes, 0.250% to 2.750%, due 12/15/15 to 02/15/25 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/44. The aggregate market value of the collateral, including accrued interest, was $757,349,996.

500,000,000	0.110		12/04/15	500,000,000
Maturity Value: $500,010,694
Settlement Date: 11/27/15

Collateralized by U.S. Treasury Bonds, 6.750% to 8.000%, due 11/15/21 to 08/15/26, U.S. Treasury Inflation-Indexed Bond, 0.750%, due 02/15/45, U.S. Treasury Inflation-Indexed Note, 0.625%, due 07/15/21, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/27 to 08/15/36, U.S. Treasury Notes, 1.250% to 2.625%, due 01/31/19 to 11/15/22 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/41. The aggregate market value of the collateral, including accrued interest, was $510,000,002.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Societe Generale – (continued)
$300,000,000	0.120%		12/07/15	$ 300,000,000
Maturity Value: $300,007,000

Collateralized by U.S. Treasury Bonds, 3.000% to 8.750%, due 08/15/20 to 05/15/42, U.S. Treasury Floating Rate Note, 0.268%, due 10/31/16, U.S. Treasury Inflation-Indexed Bonds, 2.375% to 3.625%, due 01/15/27 to 04/15/32, U.S. Treasury Inflation-Indexed Notes, 0.375% to 1.125%, due 01/15/21 to 07/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/22 to 11/15/34, U.S. Treasury Notes, 1.250% to 2.750%, due 12/31/17 to 11/30/22 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 08/15/41 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $306,000,001.

Wells Fargo Securities LLC
100,000,000	0.150	(e)	01/13/16	100,000,000
Maturity Value: $100,038,333
Settlement Date: 10/13/15
Collateralized by U.S. Treasury Bill, 0.000%, due 01/14/16. The market value of the collateral, including accrued interest, was $102,000,032.
280,000,000	0.180	(e)	01/13/16	280,000,000
Maturity Value: $280,106,400
Settlement Date: 10/29/15

Collateralized by U.S. Treasury Bills, 0.000%, due 12/03/15 to 01/14/16 and U.S. Treasury Notes, 0.250% to 2.000%, due 04/15/16 to 11/30/22. The aggregate market value of the collateral, including accrued interest, was $285,600,011.

TOTAL REPURCHASE AGREEMENTS				$ 8,573,900,000

TOTAL INVESTMENTS – 100.7%				$15,042,119,912

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%				(103,681,372)

NET ASSETS – 100.0%				$14,938,438,540

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2015.

(c)	Unless noted, all repurchase agreements were entered into on November 30, 2015. Additional information on Joint Repurchase Agreement Account I appears in the Additional Investment Information section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At November 30, 2015, these securities amounted to $380,000,000 or approximately 2.5% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE FEDERAL INSTRUMENTS FUND

Schedule of Investments

November 30, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 4.2%
Federal Farm Credit Bank
$1,500,000	4.875%		12/16/15	$ 1,502,970
1,400,000	0.187	(a)	05/20/16	1,400,013
100,000	5.875		10/03/16	104,466
380,000	0.187	(a)	12/19/16	379,781
Federal Home Loan Bank
3,300,000	0.060		12/11/15	3,299,917
350,000	3.875		12/11/15	350,365
860,000	0.250		05/11/16	859,599
345,000	5.375		05/18/16	352,985
430,000	5.500		08/15/16	445,182

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 8,695,278

U.S. Treasury Obligations – 101.4%
United States Treasury Bills
$195,000,000	0.034%		12/03/15	$194,999,458
2,000,000	0.051		12/10/15	1,999,963
1,600,000	0.030		12/17/15	1,599,968
United States Treasury Floating Rate Notes
11,750,000	0.209	(a)(b)	04/30/16	11,753,105
1,000,000	0.210	(a)(b)	07/31/16	1,000,287
United States Treasury Notes
50,000	1.000		08/31/16	50,193
10,000	3.000		08/31/16	10,187

TOTAL U.S. TREASURY OBLIGATIONS				$211,413,161

TOTAL INVESTMENTS – 105.6%				$220,108,439

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.6)%				(11,746,287)

NET ASSETS – 100.0%				$208,362,152

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at November 30, 2015.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of December 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,500,000,000	$1,500,004,880	$1,530,000,069
Money Market	480,700,000	480,701,564	490,314,022
Prime Obligations	515,000,000	515,001,675	525,300,024
Tax-Exempt California	4,100,000	4,100,013	4,182,000
Tax-Exempt New York	8,900,000	8,900,029	9,078,000
Tax-Free Money Market	6,300,000	6,300,021	6,426,000
Treasury Obligations	2,000,000,000	2,000,006,507	2,040,000,092

REPURCHASE AGREEMENTS — At November 30, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations	Tax-Exempt California	Tax-Exempt New York	Tax-Free Money Market	Treasury Obligations
BNP Paribas Securities Corp.	0.120%	$853,820,598	$273,621,041	$293,145,072	$2,333,777	$5,066,002	$3,586,046	$1,138,427,464
Citigroup Global Markets, Inc.	0.120	214,285,714	68,671,429	73,571,429	585,714	1,271,429	900,000	285,714,286
Credit Agricole Corporate and Investment Bank	0.110	99,667,774	31,940,199	34,219,269	272,425	591,362	418,605	132,890,365
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.110	332,225,914	106,467,331	114,064,230	908,084	1,971,207	1,395,349	442,967,885
TOTAL		$1,500,000,000	$480,700,000	$515,000,000	$4,100,000	$8,900,000	$6,300,000	$2,000,000,000

At November 30, 2015, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	12/03/15 to 11/10/16
U.S. Treasury Bonds	2.500 to 9.250	02/15/16 to 02/15/45
U.S. Treasury Inflation-Indexed Bonds	0.750 to 2.375	01/15/25 to 02/15/44
U.S. Treasury Inflation-Indexed Notes	0.125 to 2.375	01/15/16 to 07/15/25
U.S. Treasury Interest-Only Stripped Securities	0.000	08/15/20 to 02/15/45
U.S. Treasury Notes	0.250 to 5.125	02/15/16 to 11/15/25
U.S. Treasury Principal-Only Stripped Securities	0.000	08/15/23 to 05/15/45

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

JOINT REPURCHASE AGREEMENT ACCOUNT III — At November 30, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of December 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$2,200,000,000	$2,200,008,370	$2,258,474,860
Money Market	1,000,000,000	1,000,003,804	1,026,579,482
Prime Obligations	1,093,000,000	1,093,004,158	1,122,051,373

REPURCHASE AGREEMENTS — At November 30, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.150%	$296,962,880	$134,983,127	$147,536,558
Bank of America, N.A.	0.120	247,469,066	112,485,939	122,947,131
BNP Paribas Securities Corp.	0.140	319,235,096	145,106,862	158,601,800
Credit Agricole Corporate and Investment Bank	0.130	272,215,973	123,734,533	135,241,845
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.120	98,987,626	44,994,376	49,178,853
TD Securities (USA) LLC	0.140	346,456,693	157,480,315	172,125,984
Wells Fargo Securities LLC	0.140	618,672,666	281,214,848	307,367,829
TOTAL		$2,200,000,000	$1,000,000,000	$1,093,000,000

At November 30, 2015, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	5.125 to 5.500%	08/25/16 to 04/12/32
Federal Home Loan Bank	0.000 to 5.500	12/11/15 to 07/15/36
Federal Home Loan Mortgage Corp.	0.000 to 7.500	01/12/18 to 10/01/45
Federal National Mortgage Association	1.625 to 7.000	04/26/18 to 12/01/45
Government National Mortgage Association	2.500 to 6.500	04/15/18 to 11/20/45
U.S. Treasury Bill	0.000	09/15/16
U.S. Treasury Bonds	3.125 to 8.125	08/15/19 to 08/15/44
U.S. Treasury Interest-Only Stripped Securities	0.000	05/15/20 to 08/15/44
U.S. Treasury Notes	0.375 to 3.125	05/31/16 to 02/15/25
U.S. Treasury Principal-Only Stripped Security	0.000	02/15/36

GOLDMAN SACHS FUNDS – FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Board of Trustees (“Trustees”), Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have approved Rule 2a-7 Procedures (“Procedures”) that govern the valuation of the portfolio investments held by the Funds at amortized cost. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third-party pricing vendors or brokers, and any differences are reviewed in accordance with the Procedures.

As of November 30, 2015, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

November 30, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails or guarantor to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date January 29, 2016

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 29, 2016

*	Print the name and title of each signing officer under his or her signature.